Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

July 31, 2020

SSP-QTLY-0920
1.883104.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.0%
Alaska Communication Systems Group, Inc.	327,726	$747,215
ATN International, Inc.	69,379	3,998,312
Bandwidth, Inc. (a)(b)	119,402	17,287,022
Cincinnati Bell, Inc. (a)	311,178	4,670,782
Cogent Communications Group, Inc.	264,552	23,838,781
Consolidated Communications Holdings, Inc. (a)	451,784	3,298,023
IDT Corp. Class B (a)	96,625	629,029
Iridium Communications, Inc. (a)	731,626	20,039,236
Liberty Latin America Ltd.:
Class A (a)	226,069	2,323,989
Class C (a)	763,673	7,812,375
Ooma, Inc. (a)	131,218	1,986,641
ORBCOMM, Inc. (a)	464,174	1,954,173
PDVWireless, Inc. (a)	83,397	3,634,441
Vonage Holdings Corp. (a)	1,443,274	17,247,124
		109,467,143
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	325,487	1,314,967
Cinemark Holdings, Inc.	664,974	7,866,642
Eros International PLC (a)(b)	452,974	1,286,446
Gaia, Inc. Class A (a)(b)	73,404	673,849
Glu Mobile, Inc. (a)	809,117	7,638,064
IMAX Corp. (a)(b)	306,657	3,462,158
LiveXLive Media, Inc. (a)(b)	190,662	577,706
Marcus Corp.	138,727	1,915,820
Rosetta Stone, Inc. (a)	146,376	3,918,486
		28,654,138
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	540,290	15,608,978
Cars.com, Inc. (a)(b)	418,663	3,399,544
DHI Group, Inc. (a)	298,720	746,800
Eventbrite, Inc. (a)(b)	394,297	3,359,410
EverQuote, Inc. Class A (a)(b)	87,525	4,765,736
Liberty TripAdvisor Holdings, Inc. (a)	450,623	1,117,545
MeetMe, Inc. (a)	432,593	2,695,054
QuinStreet, Inc. (a)	296,737	3,464,404
TrueCar, Inc. (a)	661,642	2,487,774
Yelp, Inc. (a)	437,051	10,917,534
		48,562,779
Media - 0.8%
AMC Networks, Inc. Class A (a)(b)	240,770	5,561,787
Boston Omaha Corp. (a)(b)	72,238	1,148,584
Cardlytics, Inc. (a)(b)	161,104	10,700,528
Central European Media Enterprises Ltd. Class A (a)	564,256	2,245,739
comScore, Inc. (a)(b)	368,678	1,106,034
Daily Journal Corp. (a)(b)	6,713	1,906,492
E.W. Scripps Co. Class A	348,808	3,969,435
Emerald Expositions Events, Inc.	147,365	400,833
Entercom Communications Corp. Class A	726,587	1,017,222
Entravision Communication Corp. Class A	343,383	453,266
Fluent, Inc. (a)	252,220	459,040
Gannett Co., Inc. (b)	824,063	1,219,613
Gray Television, Inc. (a)	557,354	7,992,456
Hemisphere Media Group, Inc. (a)	103,569	911,407
iHeartMedia, Inc. (a)(b)	371,695	3,107,370
Liberty Media Corp.:
Liberty Braves Class A (a)	11,376	215,120
Liberty Braves Class C (a)	277,899	5,182,816
Loral Space & Communications Ltd.	80,306	1,459,160
Meredith Corp. (b)	246,677	3,542,282
MSG Network, Inc. Class A (a)(b)	245,640	2,340,949
National CineMedia, Inc.	381,236	941,653
Saga Communications, Inc. Class A	22,815	533,415
Scholastic Corp.	178,423	4,269,662
Sinclair Broadcast Group, Inc. Class A (b)	322,988	6,653,553
TechTarget, Inc. (a)	146,109	5,302,296
Tegna, Inc.	1,365,802	16,089,148
Tribune Publishing Co.	95,627	932,363
WideOpenWest, Inc. (a)	325,207	1,775,630
		91,437,853
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	273,450	3,951,353
Gogo, Inc. (a)(b)	359,952	1,047,460
Shenandoah Telecommunications Co.	300,015	15,081,754
Spok Holdings, Inc.	107,096	1,073,102
		21,153,669

TOTAL COMMUNICATION SERVICES		299,275,582

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.3%
Adient PLC (a)	548,013	9,118,936
American Axle & Manufacturing Holdings, Inc. (a)	698,804	4,933,556
Cooper Tire & Rubber Co.	312,718	9,713,021
Cooper-Standard Holding, Inc. (a)	104,146	1,115,404
Dana, Inc.	900,273	10,290,120
Dorman Products, Inc. (a)	165,669	13,543,441
Fox Factory Holding Corp. (a)	240,185	21,376,465
Gentherm, Inc. (a)	202,467	7,849,646
LCI Industries	153,355	19,292,059
Modine Manufacturing Co. (a)	308,584	1,678,697
Motorcar Parts of America, Inc. (a)(b)	117,300	1,952,459
Standard Motor Products, Inc.	131,076	5,961,336
Stoneridge, Inc. (a)	160,970	3,335,298
Tenneco, Inc. (a)(b)	318,616	2,360,945
The Goodyear Tire & Rubber Co.	1,436,860	12,946,109
Visteon Corp. (a)	172,405	12,518,327
Workhorse Group, Inc. (a)(b)	394,817	6,127,560
XPEL, Inc. (a)	104,794	1,763,683
		145,877,062
Automobiles - 0.1%
Winnebago Industries, Inc. (b)	194,559	11,753,309
Distributors - 0.1%
Core-Mark Holding Co., Inc.	278,797	7,393,696
Funko, Inc. (a)(b)	154,272	854,667
Weyco Group, Inc.	36,252	667,762
		8,916,125
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	324,253	11,134,848
American Public Education, Inc. (a)	89,686	2,610,759
Aspen Group, Inc. (a)	117,466	1,033,701
Career Education Corp. (a)	430,470	6,198,768
Carriage Services, Inc.	103,364	2,285,378
Collectors Universe, Inc.	57,098	2,173,150
Franchise Group, Inc. (b)	119,023	2,916,064
Houghton Mifflin Harcourt Co. (a)	661,287	1,957,410
K12, Inc. (a)	249,093	11,405,968
Laureate Education, Inc. Class A (a)	670,119	8,497,109
OneSpaWorld Holdings Ltd. (b)	284,008	1,579,084
Regis Corp. (a)(b)	146,634	1,126,149
Strategic Education, Inc.	137,101	17,303,517
Universal Technical Institute, Inc. (a)(b)	182,515	1,356,086
Vivint Smart Home, Inc. Class A (a)	435,427	6,683,804
Weight Watchers International, Inc. (a)	293,832	7,574,989
		85,836,784
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	258,621	2,066,382
BFC Financial Corp. Class A	77,475	1,078,452
Biglari Holdings, Inc. (a)	502	158,737
Biglari Holdings, Inc. (a)	5,416	351,661
BJ's Restaurants, Inc. (b)	115,893	2,324,814
Bloomin' Brands, Inc. (b)	543,900	6,265,728
Bluegreen Vacations Corp. (b)	33,699	242,633
Boyd Gaming Corp. (b)	506,375	11,985,896
Brinker International, Inc.	272,982	7,340,486
Caesars Entertainment, Inc. (a)	847,142	26,303,759
Carrols Restaurant Group, Inc. (a)(b)	219,782	1,349,461
Century Casinos, Inc. (a)	171,752	692,161
Churchill Downs, Inc.	236,604	32,774,386
Chuy's Holdings, Inc. (a)	103,654	1,649,135
Cracker Barrel Old Country Store, Inc.	149,244	16,486,985
Dave & Buster's Entertainment, Inc. (b)	290,721	3,587,497
Del Taco Restaurants, Inc. (a)	186,710	1,428,332
Denny's Corp. (a)	341,193	3,031,500
Dine Brands Global, Inc. (b)	97,249	4,418,022
El Pollo Loco Holdings, Inc. (a)(b)	112,246	2,217,981
Everi Holdings, Inc. (a)(b)	508,249	2,886,854
Fiesta Restaurant Group, Inc. (a)	112,377	728,203
GAN Ltd.	46,863	906,799
Golden Entertainment, Inc. (a)	104,920	897,066
Hilton Grand Vacations, Inc. (a)	531,472	10,788,882
International Game Technology PLC	617,985	6,093,332
Jack in the Box, Inc.	140,940	11,572,583
Kura Sushi U.S.A., Inc. Class A (a)(b)	20,042	208,236
Lindblad Expeditions Holdings (a)	160,257	1,161,863
Marriott Vacations Worldwide Corp. (b)	252,283	21,358,279
Monarch Casino & Resort, Inc. (a)	78,781	2,851,084
Nathan's Famous, Inc.	17,682	900,544
Noodles & Co. (a)	196,107	1,362,944
Papa John's International, Inc.	201,485	19,074,585
Penn National Gaming, Inc. (a)	833,795	28,223,961
PlayAGS, Inc. (a)	170,557	576,483
RCI Hospitality Holdings, Inc. (b)	53,010	640,361
Red Robin Gourmet Burgers, Inc. (a)(b)	80,256	701,437
Red Rock Resorts, Inc. (b)	408,403	4,476,097
Ruth's Hospitality Group, Inc.	167,447	1,121,058
Scientific Games Corp. Class A (a)(b)	356,509	6,263,863
SeaWorld Entertainment, Inc. (a)(b)	315,872	4,570,668
Shake Shack, Inc. Class A (a)(b)	219,176	10,640,995
Target Hospitality Corp. (a)(b)	194,388	277,975
Texas Roadhouse, Inc. Class A	409,408	23,004,636
The Cheesecake Factory, Inc. (b)	264,187	6,340,488
Twin River Worldwide Holdings, Inc.	111,975	2,414,181
Wingstop, Inc.	184,608	28,845,000
		324,642,465
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	175,337	1,962,021
Casper Sleep, Inc. (b)	54,806	505,859
Cavco Industries, Inc. (a)	54,091	10,836,050
Century Communities, Inc. (a)(b)	182,799	6,511,300
Ethan Allen Interiors, Inc.	144,258	1,708,015
GoPro, Inc. Class A (a)	806,110	4,264,322
Green Brick Partners, Inc. (a)	148,930	2,055,234
Hamilton Beach Brands Holding Co. Class A	42,072	639,494
Helen of Troy Ltd. (a)	157,502	29,649,752
Hooker Furniture Corp.	72,810	1,558,134
Installed Building Products, Inc. (a)	142,801	11,296,987
iRobot Corp. (a)(b)	172,059	12,506,969
KB Home	549,754	18,493,725
La-Z-Boy, Inc.	277,061	7,885,156
Legacy Housing Corp. (a)	52,125	716,198
LGI Homes, Inc. (a)(b)	139,161	15,879,662
Lifetime Brands, Inc.	79,476	560,306
Lovesac (a)(b)	55,838	1,774,532
M.D.C. Holdings, Inc.	316,974	14,209,944
M/I Homes, Inc. (a)	174,199	7,251,904
Meritage Homes Corp. (a)	231,724	22,982,386
Purple Innovation, Inc. (a)(b)	90,100	2,195,737
Skyline Champion Corp. (a)	341,070	9,628,406
Sonos, Inc. (a)	495,070	7,921,120
Taylor Morrison Home Corp. (a)	787,185	18,459,488
TopBuild Corp. (a)	206,241	27,207,313
TRI Pointe Homes, Inc. (a)	806,540	13,485,349
Tupperware Brands Corp. (b)	305,508	4,713,988
Turtle Beach Corp. (a)(b)	85,337	1,565,081
Universal Electronics, Inc. (a)	84,002	3,869,972
VOXX International Corp. (a)	121,658	793,210
		263,087,614
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	155,443	4,391,265
Duluth Holdings, Inc. (a)(b)	69,147	510,996
Groupon, Inc. (a)(b)	143,464	2,202,172
Lands' End, Inc. (a)(b)	73,477	633,372
Liquidity Services, Inc. (a)	176,259	907,734
Overstock.com, Inc. (a)(b)	250,379	18,926,149
PetMed Express, Inc.	122,251	3,814,231
Quotient Technology, Inc. (a)	538,043	4,309,724
Shutterstock, Inc.	121,480	6,601,223
Stamps.com, Inc. (a)	102,926	26,789,579
Stitch Fix, Inc. (a)(b)	350,114	7,755,025
The RealReal, Inc. (a)(b)	388,749	5,302,536
The Rubicon Project, Inc. (a)(b)	641,847	3,854,291
U.S. Auto Parts Network, Inc. (a)	131,857	1,812,374
Waitr Holdings, Inc. (a)	476,398	2,543,965
		90,354,636
Leisure Products - 0.7%
Acushnet Holdings Corp.	213,520	8,124,436
Callaway Golf Co.	582,614	11,098,797
Clarus Corp.	151,613	1,816,324
Escalade, Inc.	64,785	994,450
Johnson Outdoors, Inc. Class A	32,662	2,859,885
Malibu Boats, Inc. Class A (a)	128,152	7,532,775
Marine Products Corp.	45,665	585,882
MCBC Holdings, Inc. (a)	115,295	2,386,607
Nautilus, Inc. (a)	184,686	1,926,275
Smith & Wesson Brands, Inc. (a)	339,798	8,117,774
Sturm, Ruger & Co., Inc.	104,955	8,540,188
Vista Outdoor, Inc. (a)	363,218	6,229,189
YETI Holdings, Inc. (a)(b)	462,123	22,593,193
		82,805,775
Multiline Retail - 0.2%
Big Lots, Inc. (b)	244,475	9,617,647
Dillard's, Inc. Class A (b)	46,751	1,100,986
Macy's, Inc. (b)	1,940,092	11,756,958
		22,475,591
Specialty Retail - 2.6%
Aaron's, Inc. Class A	420,164	21,924,158
Abercrombie & Fitch Co. Class A (b)	381,698	3,675,752
America's Car Mart, Inc. (a)	38,206	3,635,683
American Eagle Outfitters, Inc. (b)	939,050	9,390,500
Asbury Automotive Group, Inc. (a)	119,939	12,011,891
At Home Group, Inc. (a)(b)	299,031	3,713,965
Bed Bath & Beyond, Inc. (b)	789,311	8,540,345
Boot Barn Holdings, Inc. (a)(b)	178,815	3,461,858
Caleres, Inc.	238,516	1,505,036
Camping World Holdings, Inc.	204,022	7,471,286
Chico's FAS, Inc.	723,019	918,234
Citi Trends, Inc.	67,877	1,168,842
Conn's, Inc. (a)(b)	109,413	1,089,753
DGSE Companies, Inc. (a)	50,732	214,596
DSW, Inc. Class A	383,739	2,267,897
Express, Inc. (a)(b)	376,018	379,778
GameStop Corp. Class A (a)(b)	359,571	1,441,880
Genesco, Inc. (a)	87,435	1,359,614
Group 1 Automotive, Inc.	108,425	9,109,869
GrowGeneration Corp. (a)	183,971	1,552,715
Guess?, Inc. (b)	270,999	2,802,130
Haverty Furniture Companies, Inc.	104,086	1,480,103
Hibbett Sports, Inc. (a)(b)	102,719	2,382,054
Hudson Ltd. (a)	244,774	1,072,110
Lithia Motors, Inc. Class A (sub. vtg.)	137,398	31,484,752
Lumber Liquidators Holdings, Inc. (a)(b)	178,516	3,984,477
MarineMax, Inc. (a)	128,238	3,557,322
Michaels Companies, Inc. (a)(b)	462,295	3,319,278
Monro, Inc.	205,318	11,559,403
Murphy U.S.A., Inc. (a)	171,721	22,737,578
National Vision Holdings, Inc. (a)	501,158	16,032,044
OneWater Marine, Inc. Class A (b)	29,008	725,200
Rent-A-Center, Inc.	302,370	8,744,540
RH (a)(b)	104,174	29,942,733
Sally Beauty Holdings, Inc. (a)	702,275	8,153,413
Shoe Carnival, Inc. (b)	57,731	1,417,296
Signet Jewelers Ltd. (b)	323,334	3,472,607
Sleep Number Corp. (a)	168,793	7,848,875
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	148,336	5,654,568
Sportsman's Warehouse Holdings, Inc. (a)	266,180	4,282,836
The Buckle, Inc. (b)	179,330	2,874,660
The Cato Corp. Class A (sub. vtg.)	124,722	896,751
The Children's Place Retail Stores, Inc. (b)	87,919	2,146,103
The Container Store Group, Inc. (a)(b)	97,532	336,485
The ODP Corp.	324,500	7,161,715
Tilly's, Inc.	140,098	841,989
Urban Outfitters, Inc. (a)	428,890	7,093,841
Winmark Corp.	18,145	2,884,692
Zumiez, Inc. (a)	130,007	3,003,162
		292,726,369
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	415,942	14,948,955
Deckers Outdoor Corp. (a)	174,336	36,479,808
Fossil Group, Inc. (a)(b)	286,763	949,186
G-III Apparel Group Ltd. (a)(b)	273,466	2,704,579
Kontoor Brands, Inc.	319,325	6,118,267
Lakeland Industries, Inc. (a)(b)	48,100	1,138,046
Movado Group, Inc. (b)	97,872	943,486
Oxford Industries, Inc.	100,364	4,309,630
Rocky Brands, Inc.	42,983	977,863
Steven Madden Ltd.	513,156	10,868,644
Superior Group of Companies, Inc.	67,351	1,296,507
Unifi, Inc. (a)	84,366	1,009,017
Vera Bradley, Inc. (a)	124,064	544,021
Wolverine World Wide, Inc.	495,946	11,922,542
		94,210,551

TOTAL CONSUMER DISCRETIONARY		1,422,686,281

CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	216,138	3,170,744
Coca-Cola Bottling Co. Consolidated	29,275	6,720,369
Cott Corp.	974,700	13,850,484
Craft Brew Alliance, Inc. (a)(b)	72,063	1,067,253
MGP Ingredients, Inc.	80,494	2,919,517
National Beverage Corp. (a)(b)	73,834	4,736,451
New Age Beverages Corp. (a)(b)	553,172	1,255,700
		33,720,518
Food & Staples Retailing - 0.9%
Andersons, Inc.	193,740	2,754,983
BJ's Wholesale Club Holdings, Inc. (a)(b)	853,168	34,169,378
Chefs' Warehouse Holdings (a)(b)	154,890	1,785,882
HF Foods Group, Inc. (a)(b)	224,032	1,984,924
Ingles Markets, Inc. Class A	88,486	3,561,562
Natural Grocers by Vitamin Cottage, Inc. (b)	56,203	889,693
Performance Food Group Co. (a)	816,332	22,873,623
PriceSmart, Inc.	141,304	9,237,042
Rite Aid Corp. (a)(b)	340,621	5,163,814
SpartanNash Co.	220,334	4,632,522
United Natural Foods, Inc. (a)(b)	332,794	6,605,961
Village Super Market, Inc. Class A	51,335	1,296,209
Weis Markets, Inc.	59,042	2,941,472
		97,897,065
Food Products - 1.4%
Alico, Inc.	30,690	926,224
B&G Foods, Inc. Class A (b)	397,140	11,481,317
Bridgford Foods Corp. (a)	10,375	167,038
Cal-Maine Foods, Inc. (a)(b)	196,499	8,635,149
Calavo Growers, Inc. (b)	102,351	5,912,817
Darling Ingredients, Inc. (a)	1,002,043	27,987,061
Farmer Brothers Co. (a)	102,043	508,174
Fresh Del Monte Produce, Inc.	192,466	4,345,882
Freshpet, Inc. (a)	241,653	23,210,771
Hostess Brands, Inc. Class A (a)	758,330	9,615,624
J&J Snack Foods Corp.	93,163	11,471,160
John B. Sanfilippo & Son, Inc.	54,866	4,837,535
Lancaster Colony Corp.	117,884	18,695,224
Landec Corp. (a)	160,417	1,514,336
Limoneira Co.	100,996	1,361,426
Sanderson Farms, Inc.	125,425	13,984,260
Seneca Foods Corp. Class A (a)	40,528	1,587,887
The Simply Good Foods Co. (a)	531,840	12,785,434
Tootsie Roll Industries, Inc. (b)	99,255	3,146,384
		162,173,703
Household Products - 0.3%
Central Garden & Pet Co. (a)	17,710	670,501
Central Garden & Pet Co. Class A (non-vtg.) (a)	291,702	10,107,474
Oil-Dri Corp. of America	31,345	1,089,866
WD-40 Co.	85,140	16,734,267
		28,602,108
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	247,962	4,927,005
Edgewell Personal Care Co. (a)	339,338	10,142,813
elf Beauty, Inc. (a)(b)	164,250	2,933,505
Inter Parfums, Inc.	110,720	4,527,341
LifeVantage Corp. (a)	86,960	1,116,566
MediFast, Inc.	70,461	11,776,147
Nature's Sunshine Products, Inc. (a)	48,174	458,135
Revlon, Inc. (a)(b)	41,004	259,145
USANA Health Sciences, Inc. (a)	72,044	5,848,532
Veru, Inc. (a)	313,839	888,164
		42,877,353
Tobacco - 0.1%
Turning Point Brands, Inc.	63,772	2,096,823
Universal Corp.	151,079	6,369,491
Vector Group Ltd.	838,990	7,399,892
		15,866,206

TOTAL CONSUMER STAPLES		381,136,953

ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Archrock, Inc.	809,771	5,393,075
Aspen Aerogels, Inc. (a)	126,413	802,723
Bristow Group, Inc. (a)	41,768	668,706
Cactus, Inc.	297,318	6,725,333
Championx Corp. (a)	1,157,392	11,006,798
DMC Global, Inc. (b)	91,765	2,696,056
Dril-Quip, Inc. (a)	216,731	7,214,975
Exterran Corp. (a)	169,209	840,969
Frank's International NV (a)	968,434	2,208,030
Helix Energy Solutions Group, Inc. (a)	890,502	3,731,203
Liberty Oilfield Services, Inc. Class A (b)	389,683	2,201,709
Matrix Service Co. (a)	161,411	1,413,153
Nabors Industries Ltd. (b)	43,602	1,849,161
Newpark Resources, Inc. (a)	553,930	1,046,928
Nextier Oilfield Solutions, Inc. (a)	1,006,967	2,537,557
Oceaneering International, Inc. (a)	616,628	3,465,449
Oil States International, Inc. (a)	372,614	1,669,311
Patterson-UTI Energy, Inc.	1,141,811	4,424,518
ProPetro Holding Corp. (a)	502,139	2,696,486
RPC, Inc. (a)(b)	350,584	1,041,234
SEACOR Holdings, Inc. (a)	120,165	3,494,398
Select Energy Services, Inc. Class A (a)	366,838	1,628,761
Solaris Oilfield Infrastructure, Inc. Class A	180,528	1,310,633
Tidewater, Inc. (a)(b)	250,035	1,555,218
Transocean Ltd. (United States) (a)(b)	3,640,449	7,426,516
U.S. Silica Holdings, Inc. (b)	459,395	1,621,664
		80,670,564
Oil, Gas & Consumable Fuels - 1.6%
Adams Resources & Energy, Inc.	13,861	293,437
Antero Resources Corp. (a)(b)	1,509,913	4,469,342
Arch Resources, Inc.	94,140	2,920,223
Ardmore Shipping Corp.	210,798	866,380
Berry Petroleum Corp.	420,996	1,980,786
Bonanza Creek Energy, Inc. (a)	117,240	2,132,596
Brigham Minerals, Inc. Class A	186,417	2,065,500
Clean Energy Fuels Corp. (a)	825,722	1,965,218
CNX Resources Corp. (a)	1,155,267	11,148,327
Comstock Resources, Inc. (a)	127,520	683,507
CONSOL Energy, Inc. (a)(b)	162,681	956,564
Contango Oil & Gas Co. (a)	561,758	999,929
CVR Energy, Inc.	182,595	3,505,824
Delek U.S. Holdings, Inc.	388,401	6,789,249
DHT Holdings, Inc.	694,029	3,942,085
Diamond S Shipping, Inc. (a)(b)	174,643	1,533,366
Dorian LPG Ltd. (a)	214,897	1,835,220
Earthstone Energy, Inc. (a)(b)	151,790	399,208
Energy Fuels, Inc. (a)	729,746	1,247,615
Evolution Petroleum Corp.	164,853	431,915
Falcon Minerals Corp.	231,626	581,381
Frontline Ltd. (NY Shares) (b)	734,839	5,878,712
Golar LNG Ltd.	569,785	4,273,388
Goodrich Petroleum Corp. (a)	53,398	397,815
Green Plains, Inc. (a)(b)	212,105	2,742,518
Gulfport Energy Corp. (a)(b)	994,499	1,004,444
International Seaways, Inc.	155,494	2,685,381
Kosmos Energy Ltd.	2,513,763	4,047,158
Magnolia Oil & Gas Corp. Class A (a)	785,373	4,696,531
Matador Resources Co. (a)(b)	688,836	5,979,096
Montage Resources Corp. (a)	137,086	588,099
NACCO Industries, Inc. Class A	22,074	482,096
National Energy Services Reunited Corp. (a)(b)	132,473	886,244
Nextdecade Corp. (a)(b)	131,465	203,771
Nordic American Tanker Shipping Ltd. (b)	898,074	4,086,237
Overseas Shipholding Group, Inc. (a)	401,730	927,996
Ovintiv, Inc. (b)	1,630,575	15,800,272
Par Pacific Holdings, Inc. (a)	251,583	1,864,230
PBF Energy, Inc. Class A (b)	599,879	5,206,950
PDC Energy, Inc. (a)	621,583	8,863,774
Peabody Energy Corp. (b)	390,821	1,219,362
Penn Virginia Corp. (a)(b)	85,845	850,724
PrimeEnergy Corp. (a)	2,693	191,876
Range Resources Corp. (b)	1,334,376	8,620,069
Renewable Energy Group, Inc. (a)(b)	238,460	6,576,727
Rex American Resources Corp. (a)	34,866	2,376,118
Scorpio Tankers, Inc. (b)	319,248	4,220,459
Ship Finance International Ltd. (NY Shares) (b)	575,620	4,783,402
SM Energy Co. (b)	707,284	2,086,488
Southwestern Energy Co. (a)(b)	3,389,615	8,236,764
Talos Energy, Inc. (a)(b)	69,784	475,229
Tellurian, Inc. (a)(b)	907,075	808,929
Uranium Energy Corp. (a)(b)	1,131,054	1,095,200
W&T Offshore, Inc. (a)(b)	594,493	1,343,554
Whiting Petroleum Corp. (a)(b)	562,613	438,838
World Fuel Services Corp.	388,751	9,147,311
		173,833,434

TOTAL ENERGY		254,503,998

FINANCIALS - 15.5%
Banks - 7.7%
1st Constitution Bancorp	50,830	628,259
1st Source Corp.	101,190	3,351,413
ACNB Corp.	56,516	1,164,230
Allegiance Bancshares, Inc.	119,666	2,918,654
Amalgamated Bank	83,280	961,884
American National Bankshares, Inc.	64,211	1,410,074
Ameris Bancorp	415,776	9,594,031
Ames National Corp.	52,688	974,728
Arrow Financial Corp.	80,513	2,198,005
Atlantic Capital Bancshares, Inc. (a)	134,895	1,348,950
Auburn National Bancorp., Inc. (b)	14,449	657,430
Banc of California, Inc.	274,347	2,941,000
BancFirst Corp.	117,784	5,130,671
Bancorp, Inc., Delaware (a)	323,409	3,049,747
BancorpSouth Bank	617,165	12,917,263
Bank First National Corp. (b)	39,626	2,465,133
Bank of Commerce Holdings	100,150	756,133
Bank of Marin Bancorp	83,177	2,612,590
Bank7 Corp.	20,972	207,833
BankFinancial Corp.	82,211	599,318
BankUnited, Inc.	570,776	11,495,429
Bankwell Financial Group, Inc.	38,296	570,610
Banner Corp.	216,833	7,682,393
Bar Harbor Bankshares	97,569	1,939,672
BayCom Corp. (a)	78,038	802,231
BCB Bancorp, Inc.	85,316	686,794
Berkshire Hills Bancorp, Inc.	279,466	2,783,481
Boston Private Financial Holdings, Inc.	505,175	2,972,955
Bridge Bancorp, Inc.	103,312	1,868,914
Brookline Bancorp, Inc., Delaware	478,793	4,594,019
Bryn Mawr Bank Corp.	123,268	3,209,899
Business First Bancshares, Inc.	75,628	1,031,566
Byline Bancorp, Inc.	147,896	1,916,732
C & F Financial Corp.	20,108	590,170
Cadence Bancorp Class A	781,600	6,104,296
California Bancorp, Inc. (a)	46,907	614,951
Cambridge Bancorp	40,320	2,184,941
Camden National Corp.	91,998	2,915,417
Capital Bancorp, Inc. (a)	45,229	480,332
Capital City Bank Group, Inc.	83,278	1,568,125
Capstar Financial Holdings, Inc.	105,247	1,068,257
Carter Bank & Trust	140,126	987,888
Cathay General Bancorp	472,158	11,416,780
CB Financial Services, Inc.	30,032	519,554
CBTX, Inc.	110,147	1,739,221
Central Pacific Financial Corp.	170,770	2,657,181
Central Valley Community Bancorp	65,037	854,586
Century Bancorp, Inc. Class A (non-vtg.)	17,248	1,201,151
Chemung Financial Corp.	21,539	581,768
ChoiceOne Financial Services, Inc. (b)	41,876	1,193,466
CIT Group, Inc.	612,008	11,609,792
Citizens & Northern Corp.	84,455	1,494,854
Citizens Holding Co.	28,213	608,272
City Holding Co.	98,333	6,141,879
Civista Bancshares, Inc.	98,795	1,297,178
CNB Financial Corp., Pennsylvania	91,227	1,489,737
Coastal Financial Corp. of Washington (a)	57,673	771,088
Codorus Valley Bancorp, Inc.	53,468	628,249
Colony Bankcorp, Inc.	41,570	443,552
Columbia Banking Systems, Inc.	447,556	12,947,795
Community Bank System, Inc.	319,953	17,990,957
Community Bankers Trust Corp.	136,850	706,146
Community Financial Corp.	34,057	766,964
Community Trust Bancorp, Inc.	94,955	2,906,573
ConnectOne Bancorp, Inc.	232,232	3,202,479
County Bancorp, Inc.	30,007	556,930
CrossFirst Bankshares, Inc. (a)(b)	302,011	2,769,441
Customers Bancorp, Inc. (a)	179,070	2,121,980
CVB Financial Corp.	805,775	14,560,354
Delmar Bancorp	62,156	361,748
Eagle Bancorp Montana, Inc.	38,999	602,535
Eagle Bancorp, Inc.	198,556	5,972,564
Enterprise Bancorp, Inc.	53,937	1,159,646
Enterprise Financial Services Corp.	151,267	4,395,819
Equity Bancshares, Inc. (a)	91,998	1,300,852
Esquire Financial Holdings, Inc. (a)(b)	39,851	619,683
Evans Bancorp, Inc.	28,332	624,721
Farmers & Merchants Bancorp, Inc.	64,202	1,379,701
Farmers National Banc Corp.	161,973	1,750,928
FB Financial Corp.	111,914	2,843,735
Fidelity D & D Bancorp, Inc. (b)	24,917	1,137,710
Financial Institutions, Inc.	96,320	1,422,646
First Bancorp, North Carolina	180,255	3,724,068
First Bancorp, Puerto Rico	1,342,850	7,305,104
First Bancshares, Inc.	131,304	2,614,263
First Bank Hamilton New Jersey	97,827	638,810
First Busey Corp.	315,351	5,392,502
First Business Finance Services, Inc.	48,121	715,559
First Capital, Inc. (b)	19,608	1,049,224
First Choice Bancorp	61,379	928,664
First Commonwealth Financial Corp.	607,591	4,781,741
First Community Bankshares, In	106,847	2,089,927
First Community Corp.	44,374	594,612
First Financial Bancorp, Ohio	604,843	8,416,390
First Financial Bankshares, Inc. (b)	804,020	24,056,278
First Financial Corp., Indiana	84,602	2,828,245
First Foundation, Inc.	249,180	3,829,897
First Guaranty Bancshares, Inc.	25,968	306,163
First Internet Bancorp	59,526	872,056
First Interstate Bancsystem, Inc.	264,945	7,712,549
First Merchants Corp.	337,084	8,234,962
First Mid-Illinois Bancshares, Inc.	89,643	2,188,186
First Midwest Bancorp, Inc., Delaware	707,028	8,579,785
First Northwest Bancorp	52,143	534,466
First of Long Island Corp.	140,919	2,101,102
First Savings Financial Group, Inc.	12,041	511,743
First United Corp.	41,095	444,237
First Western Financial, Inc. (a)	38,504	543,291
Flushing Financial Corp.	166,448	1,844,244
FNCM Bancorp, Inc.	89,947	502,804
Franklin Financial Network, Inc.	87,170	2,301,288
Franklin Financial Services Corp.	24,751	596,994
Fulton Financial Corp.	997,293	9,673,742
FVCBankcorp, Inc. (a)	73,407	723,793
German American Bancorp, Inc.	153,617	4,368,867
Glacier Bancorp, Inc.	597,479	21,096,983
Great Southern Bancorp, Inc.	67,377	2,430,288
Great Western Bancorp, Inc.	344,322	4,476,186
Guaranty Bancshares, Inc. Texas	43,990	1,192,129
Hancock Whitney Corp.	535,511	10,206,840
Hanmi Financial Corp.	188,949	1,743,999
HarborOne Bancorp, Inc.	334,367	2,895,618
Hawthorn Bancshares, Inc.	31,872	526,525
HBT Financial, Inc.	57,946	696,511
Heartland Financial U.S.A., Inc.	216,678	6,769,021
Heritage Commerce Corp.	367,831	2,493,894
Heritage Financial Corp., Washington	225,348	4,262,457
Hilltop Holdings, Inc.	448,329	8,728,966
Home Bancshares, Inc.	954,081	15,580,143
HomeTrust Bancshares, Inc.	97,363	1,403,974
Hope Bancorp, Inc.	726,088	6,120,922
Horizon Bancorp, Inc. Indiana	269,629	2,725,949
Howard Bancorp, Inc. (a)	78,083	742,569
Independent Bank Corp.	134,028	1,871,701
Independent Bank Corp., Massachusetts	204,986	13,225,697
Independent Bank Group, Inc.	232,017	10,192,507
International Bancshares Corp.	332,249	10,107,015
Investar Holding Corp.	65,016	866,663
Investors Bancorp, Inc.	1,434,348	11,646,906
Lakeland Bancorp, Inc.	306,201	3,117,126
Lakeland Financial Corp.	151,589	6,709,329
Landmark Bancorp, Inc.	22,604	465,642
LCNB Corp.	71,314	892,851
Level One Bancorp, Inc.	29,132	471,064
Limestone Bancorp, Inc. (a)	31,465	332,900
Live Oak Bancshares, Inc.	175,666	2,988,079
Macatawa Bank Corp.	154,907	1,115,330
Mackinac Financial Corp.	53,119	483,383
Mainstreet Bancshares, Inc. (a)	41,093	531,332
Mercantil Bank Holding Corp. Class A (a)(b)	139,708	1,865,102
Mercantile Bank Corp.	97,559	2,077,031
Meridian Bank/Malvern, PA	34,076	511,822
Metrocity Bankshares, Inc. (b)	108,153	1,457,902
Metropolitan Bank Holding Corp. (a)	44,995	1,330,952
Mid Penn Bancorp, Inc.	39,754	764,072
Middlefield Banc Corp.	37,199	656,190
Midland States Bancorp, Inc.	135,264	1,905,870
MidWestOne Financial Group, Inc.	92,518	1,672,725
MVB Financial Corp.	57,251	756,858
National Bank Holdings Corp.	184,782	5,133,244
National Bankshares, Inc.	38,174	957,404
NBT Bancorp, Inc.	263,807	7,858,811
Nicolet Bankshares, Inc. (a)	58,667	3,286,525
Northeast Bank	48,809	929,323
Northrim Bancorp, Inc.	38,945	896,514
Norwood Financial Corp.	34,388	832,877
Oak Valley Bancorp Oakdale California	35,955	460,224
OceanFirst Financial Corp.	364,660	5,586,591
OFG Bancorp	316,162	4,135,399
Ohio Valley Banc Corp.	27,576	543,247
Old National Bancorp, Indiana	1,019,359	14,260,832
Old Second Bancorp, Inc.	179,850	1,496,352
Origin Bancorp, Inc.	136,656	3,244,213
Orrstown Financial Services, Inc.	71,493	972,305
Pacific City Financial Corp.	73,233	673,744
Pacific Premier Bancorp, Inc.	529,113	11,116,664
Park National Corp.	89,373	7,664,628
Parke Bancorp, Inc.	68,962	806,166
Peapack-Gladstone Financial Corp.	114,516	1,864,320
Penns Woods Bancorp, Inc.	37,602	759,560
People's Utah Bancorp	98,689	1,850,419
Peoples Bancorp of North Carolina	27,036	447,446
Peoples Bancorp, Inc.	113,936	2,286,696
Peoples Financial Services Corp.	44,094	1,583,416
Plumas Bancorp (b)	29,177	608,924
Preferred Bank, Los Angeles	86,643	3,227,452
Premier Financial Bancorp, Inc.	78,993	837,326
Professional Holdings Corp. (A Shares)	30,340	343,145
QCR Holdings, Inc.	93,662	2,798,621
RBB Bancorp	101,718	1,301,990
Red River Bancshares, Inc.	30,513	1,221,741
Reliant Bancorp, Inc.	98,102	1,447,005
Renasant Corp.	338,114	7,854,388
Republic Bancorp, Inc., Kentucky Class A	60,273	1,821,450
Republic First Bancorp, Inc. (a)	242,463	564,939
Richmond Mutual Bancorp., Inc.	75,219	867,275
S&T Bancorp, Inc.	239,545	5,150,218
Salisbury Bancorp, Inc.	15,581	567,304
Sandy Spring Bancorp, Inc.	288,688	6,674,467
SB Financial Group, Inc.	43,668	542,357
SB One Bancorp	52,685	975,199
Seacoast Banking Corp., Florida (a)	325,477	6,145,006
Select Bancorp, Inc. New (a)	99,300	775,533
ServisFirst Bancshares, Inc.	303,858	11,118,164
Shore Bancshares, Inc.	74,492	690,541
Sierra Bancorp	90,217	1,586,015
Silvergate Capital Corp. (a)(b)	97,629	1,334,588
Simmons First National Corp. Class A	675,144	11,200,639
SmartFinancial, Inc.	92,039	1,312,476
South Plains Financial, Inc.	59,727	797,953
South State Corp.	436,938	20,824,465
Southern First Bancshares, Inc. (a)	46,160	1,126,304
Southern National Bancorp of Virginia, Inc.	126,420	1,064,456
Southside Bancshares, Inc.	196,745	5,449,837
Spirit of Texas Bancshares, Inc. (a)	86,929	1,012,723
Stock Yards Bancorp, Inc.	128,302	5,015,325
Summit Financial Group, Inc.	65,545	985,797
Texas Capital Bancshares, Inc. (a)	315,443	10,479,016
The Bank of NT Butterfield & Son Ltd.	323,652	8,424,662
The Bank of Princeton	31,833	572,676
The First Bancorp, Inc.	58,760	1,183,426
Tompkins Financial Corp.	89,270	5,760,593
TowneBank	415,665	7,332,331
Trico Bancshares	165,154	4,624,312
TriState Capital Holdings, Inc. (a)	175,084	2,319,863
Triumph Bancorp, Inc. (a)	137,641	3,606,194
Trustmark Corp.	391,236	8,810,635
UMB Financial Corp.	271,561	13,523,738
Union Bankshares Corp.	485,687	10,961,956
United Bankshares, Inc., West Virginia	770,620	20,282,718
United Community Bank, Inc.	487,520	8,741,234
United Security Bancshares, California	75,155	470,470
Unity Bancorp, Inc.	47,423	593,262
Univest Corp. of Pennsylvania	179,186	2,739,754
Valley National Bancorp	2,479,079	18,518,720
Veritex Holdings, Inc.	307,231	5,136,902
Washington Trust Bancorp, Inc.	105,719	3,524,671
WesBanco, Inc.	404,464	8,020,521
West Bancorp., Inc.	97,103	1,593,460
Westamerica Bancorp.	162,588	9,813,812
		877,746,681
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	338,050	12,247,552
Assetmark Financial Holdings, Inc. (a)	100,670	2,803,660
Associated Capital Group, Inc.	11,160	451,310
B. Riley Financial, Inc.	120,547	3,075,154
BGC Partners, Inc. Class A	1,888,447	5,230,998
Blucora, Inc. (a)	303,531	3,578,630
BrightSphere Investment Group, Inc.	385,296	5,178,378
Cohen & Steers, Inc. (b)	152,177	9,158,012
Cowen Group, Inc. Class A	167,819	2,763,979
Diamond Hill Investment Group, Inc.	19,267	2,197,016
Donnelley Financial Solutions, Inc. (a)	185,371	1,603,459
Federated Hermes, Inc. Class B (non-vtg.)	601,469	15,854,723
Focus Financial Partners, Inc. Class A (a)	196,635	7,265,663
GAMCO Investors, Inc. Class A	30,959	365,007
Greenhill & Co., Inc.	86,916	1,041,254
Hamilton Lane, Inc. Class A	138,295	9,990,431
Houlihan Lokey	275,419	15,092,961
INTL FCStone, Inc. (a)	101,876	5,346,452
Moelis & Co. Class A	329,590	9,818,486
Och-Ziff Capital Management Group LLC Class A	113,185	1,406,890
Oppenheimer Holdings, Inc. Class A (non-vtg.)	60,793	1,288,204
Piper Jaffray Companies	109,219	6,761,748
PJT Partners, Inc.	147,214	7,880,365
Pzena Investment Management, Inc.	104,439	547,260
Safeguard Scientifics, Inc.	131,759	749,709
Siebert Financial Corp. (a)(b)	73,059	252,784
Silvercrest Asset Management Group Class A	61,171	672,881
Stifel Financial Corp.	414,867	20,112,752
Value Line, Inc.	6,577	162,123
Virtus Investment Partners, Inc.	45,856	6,232,748
Waddell & Reed Financial, Inc. Class A (b)	398,432	5,813,123
Westwood Holdings Group, Inc.	48,334	549,074
WisdomTree Investments, Inc.	907,228	3,266,021
		168,758,807
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	31,764	259,512
CURO Group Holdings Corp.	112,941	789,458
Encore Capital Group, Inc. (a)(b)	194,581	7,108,044
Enova International, Inc. (a)	184,612	2,970,407
EZCORP, Inc. (non-vtg.) Class A (a)	303,421	1,735,568
First Cash Financial Services, Inc.	254,257	14,655,373
Green Dot Corp. Class A (a)	317,492	16,093,669
LendingClub Corp. (a)	428,747	2,238,059
Navient Corp.	1,182,169	9,410,065
Nelnet, Inc. Class A	109,436	6,347,288
Oportun Financial Corp. (a)(b)	122,352	1,749,634
PRA Group, Inc. (a)	280,890	11,112,008
Regional Management Corp. (a)	53,657	815,050
World Acceptance Corp. (a)(b)	30,801	2,288,514
		77,572,649
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc. (a)	30,434	733,155
Alerus Financial Corp. (b)	93,212	1,806,449
Banco Latinoamericano de Comercio Exterior SA Series E	190,201	2,219,646
Cannae Holdings, Inc. (a)	528,487	19,913,390
GWG Holdings, Inc. (a)(b)	12,594	85,639
Marlin Business Services Corp.	51,206	375,852
Rafael Holdings, Inc. (a)	62,818	877,567
SWK Holdings Corp. (a)(b)	23,201	292,797
		26,304,495
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	279,846	3,582,029
American Equity Investment Life Holding Co.	564,902	14,376,756
Amerisafe, Inc.	119,228	7,566,209
Argo Group International Holdings, Ltd.	201,106	6,739,062
Benefytt Technologies, Inc. (a)	65,487	2,024,858
BRP Group, Inc. (a)	127,065	2,217,284
Citizens, Inc. Class A (a)(b)	300,635	1,725,645
CNO Financial Group, Inc.	888,446	13,415,535
Crawford & Co. Class A	98,107	719,124
Donegal Group, Inc. Class A	61,416	858,596
eHealth, Inc. (a)(b)	159,197	11,006,881
Employers Holdings, Inc.	185,202	6,022,769
Enstar Group Ltd. (a)	74,960	12,589,532
FBL Financial Group, Inc. Class A	59,570	2,071,845
Fednat Holding Co.	72,375	677,430
Genworth Financial, Inc. Class A (a)	3,144,413	6,414,603
Global Indemnity Ltd.	48,613	1,110,807
Goosehead Insurance (b)	80,634	8,331,911
Greenlight Capital Re, Ltd. (a)(b)	184,321	1,190,714
HCI Group, Inc.	36,488	1,628,095
Heritage Insurance Holdings, Inc.	156,095	1,852,848
Horace Mann Educators Corp.	258,001	9,695,678
Independence Holding Co. (b)	28,438	940,160
Investors Title Co.	8,350	960,918
James River Group Holdings Ltd.	186,145	8,622,236
Kinsale Capital Group, Inc.	129,951	25,327,450
MBIA, Inc. (a)(b)	430,734	3,450,179
National General Holdings Corp.	426,042	14,481,168
National Western Life Group, Inc.	15,816	3,080,799
NI Holdings, Inc. (a)	56,682	934,119
Palomar Holdings, Inc. (a)	120,920	11,044,833
ProAssurance Corp.	332,017	4,880,650
ProSight Global, Inc.	54,326	427,002
Protective Insurance Corp. Class B	53,628	686,438
RLI Corp.	246,431	21,717,964
Safety Insurance Group, Inc.	91,068	6,891,116
Selective Insurance Group, Inc.	367,755	19,983,807
State Auto Financial Corp.	109,817	1,703,262
Stewart Information Services Corp.	145,760	6,114,632
Third Point Reinsurance Ltd. (a)	500,438	3,898,412
Tiptree, Inc.	160,199	809,005
Trupanion, Inc. (a)(b)	185,821	9,396,968
United Fire Group, Inc.	128,373	3,256,823
United Insurance Holdings Corp.	125,806	930,964
Universal Insurance Holdings, Inc.	175,805	3,078,346
Vericity, Inc. (a)	13,636	114,542
Watford Holdings Ltd. (a)	106,808	1,752,719
		270,302,723
Mortgage Real Estate Investment Trusts - 1.3%
Anworth Mortgage Asset Corp.	596,718	1,080,060
Apollo Commercial Real Estate Finance, Inc.	960,502	8,932,669
Arbor Realty Trust, Inc.	644,063	6,563,002
Ares Commercial Real Estate Corp.	195,617	1,785,983
Arlington Asset Investment Corp.	219,920	598,182
Armour Residential REIT, Inc.	400,478	3,740,465
Blackstone Mortgage Trust, Inc.	856,974	20,627,364
Broadmark Realty Capital, Inc. (b)	803,723	7,410,326
Capstead Mortgage Corp.	587,144	3,610,936
Cherry Hill Mortgage Investment Corp.	91,617	845,625
Chimera Investment Corp.	1,193,918	10,733,323
Colony NorthStar Credit Real Estate, Inc.	526,510	3,317,013
Dynex Capital, Inc.	134,079	2,071,521
Ellington Financial LLC	254,922	2,997,883
Ellington Residential Mortgage REIT	53,820	594,711
Granite Point Mortgage Trust, Inc.	343,849	2,334,735
Great Ajax Corp.	129,863	1,119,419
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	442,420	15,497,973
Invesco Mortgage Capital, Inc. (b)	1,038,604	3,188,514
KKR Real Estate Finance Trust, Inc.	182,409	3,037,110
Ladder Capital Corp. Class A	656,612	5,101,875
MFA Financial, Inc.	2,819,988	7,416,568
New York Mortgage Trust, Inc.	2,352,549	6,163,678
Orchid Island Capital, Inc.	416,605	2,141,350
PennyMac Mortgage Investment Trust	616,609	11,623,080
Redwood Trust, Inc.	714,663	5,095,547
TPG RE Finance Trust, Inc.	370,991	3,220,202
Two Harbors Investment Corp.	1,697,437	9,217,083
Western Asset Mortgage Capital Corp.	342,218	722,080
ZAIS Financial Corp.	228,183	1,830,028
		152,618,305
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)	361,975	8,111,860
Bogota Financial Corp. (b)	35,809	282,533
Bridgewater Bancshares, Inc. (a)	133,157	1,237,029
Capitol Federal Financial, Inc.	823,111	7,943,021
Columbia Financial, Inc. (a)(b)	306,346	3,685,342
Dime Community Bancshares, Inc.	176,620	2,074,402
ESSA Bancorp, Inc.	59,476	749,398
Essent Group Ltd.	677,303	24,267,766
Farmer Mac Class C (non-vtg.)	56,104	3,338,749
First Defiance Financial Corp.	232,436	4,109,468
Flagstar Bancorp, Inc.	222,999	6,997,709
FS Bancorp, Inc.	25,096	953,648
Greene County Bancorp, Inc.	16,501	355,267
Hingham Institution for Savings	8,894	1,565,344
Home Bancorp, Inc.	47,224	1,104,097
HomeStreet, Inc.	142,081	3,756,622
Kearny Financial Corp.	496,980	3,995,719
Luther Burbank Corp.	121,234	1,160,209
Merchants Bancorp/IN	54,197	998,851
Meridian Bancorp, Inc. Maryland	295,107	3,365,695
Meta Financial Group, Inc.	210,319	3,924,553
MMA Capital Management, LLC (a)	28,151	697,582
NMI Holdings, Inc. (a)	419,454	6,509,926
Northfield Bancorp, Inc.	279,988	2,690,685
Northwest Bancshares, Inc.	729,268	7,183,290
Oconee Federal Financial Corp.	6,437	163,564
OP Bancorp	76,405	475,239
PCSB Financial Corp.	95,220	1,058,846
PDL Community Bancorp (a)	42,199	384,011
Pennymac Financial Services, Inc.	290,052	13,997,910
Pioneer Bancorp, Inc. (a)	79,477	691,450
Provident Bancorp, Inc.	50,082	393,144
Provident Financial Holdings, Inc.	33,431	407,858
Provident Financial Services, Inc.	379,398	5,178,783
Prudential Bancorp, Inc.	51,011	571,323
Radian Group, Inc.	1,193,197	17,802,499
Riverview Bancorp, Inc.	131,459	641,520
Security National Financial Corp. Class A	56,395	346,829
Southern Missouri Bancorp, Inc.	46,723	1,019,029
Standard AVB Financial Corp.	25,714	515,823
Sterling Bancorp, Inc.	103,667	316,184
Territorial Bancorp, Inc.	46,542	1,022,528
Timberland Bancorp, Inc.	45,652	760,562
Trustco Bank Corp., New York	598,934	3,467,828
Walker & Dunlop, Inc.	176,426	8,893,635
Washington Federal, Inc.	469,172	10,950,474
Waterstone Financial, Inc.	140,105	2,140,804
Westfield Financial, Inc.	138,365	697,360
WMI Holdings Corp. (a)	477,855	7,803,372
WSFS Financial Corp.	314,499	8,972,656
		189,731,996

TOTAL FINANCIALS		1,763,035,656

HEALTH CARE - 20.0%
Biotechnology - 10.0%
89Bio, Inc. (a)	18,967	576,217
Abeona Therapeutics, Inc. (a)	369,997	1,054,491
ADMA Biologics, Inc. (a)(b)	376,410	1,343,784
Aduro Biotech, Inc. (a)	412,101	1,162,125
Adverum Biotechnologies, Inc. (a)(b)	453,885	7,611,651
Aeglea BioTherapeutics, Inc. (a)	259,554	1,777,945
Affimed NV (a)	461,082	1,627,619
Agenus, Inc. (a)(b)	868,603	2,640,553
Aimmune Therapeutics, Inc. (a)(b)	289,151	3,819,685
Akebia Therapeutics, Inc. (a)	811,069	9,059,641
Akero Therapeutics, Inc. (a)	70,043	2,459,210
Albireo Pharma, Inc. (a)	83,312	2,354,397
Alector, Inc. (a)(b)	288,432	4,519,729
Allakos, Inc. (a)(b)	151,356	11,362,295
Allogene Therapeutics, Inc. (a)(b)	301,955	11,072,690
Amicus Therapeutics, Inc. (a)	1,584,642	22,898,077
AnaptysBio, Inc. (a)	134,945	2,423,612
Anavex Life Sciences Corp. (a)(b)	316,651	1,336,267
Anika Therapeutics, Inc. (a)(b)	86,743	3,157,445
Apellis Pharmaceuticals, Inc. (a)	372,976	9,656,349
Applied Genetic Technologies Corp. (a)	143,117	755,658
Applied Therapeutics, Inc. (a)(b)	82,640	2,132,112
Aprea Therapeutics, Inc. (b)	45,102	1,237,148
Aptinyx, Inc. (a)	152,060	573,266
Aravive, Inc. (a)(b)	74,017	435,960
Arcturus Therapeutics Holdings, Inc. (a)(b)	81,239	4,243,113
Arcus Biosciences, Inc. (a)	205,378	4,041,839
Arcutis Biotherapeutics, Inc. (a)(b)	58,386	1,558,906
Ardelyx, Inc. (a)	451,171	2,549,116
Arena Pharmaceuticals, Inc. (a)	350,492	21,516,704
Arrowhead Pharmaceuticals, Inc. (a)(b)	625,299	26,931,628
Assembly Biosciences, Inc. (a)	191,585	4,253,187
Atara Biotherapeutics, Inc. (a)	356,908	4,422,090
Athenex, Inc. (a)(b)	459,897	4,879,507
Athersys, Inc. (a)(b)	1,083,353	2,773,384
Atreca, Inc. (a)(b)	132,457	1,715,318
AVEO Pharmaceuticals, Inc. (a)	86,210	367,255
Avid Bioservices, Inc. (a)(b)	353,048	2,619,616
AVROBIO, Inc. (a)(b)	191,698	3,249,281
Axcella Health, Inc. (a)	56,944	255,679
Beam Therapeutics, Inc. (b)	75,505	1,460,267
BeyondSpring, Inc. (a)(b)	85,284	940,683
BioCryst Pharmaceuticals, Inc. (a)(b)	960,362	3,908,673
Biohaven Pharmaceutical Holding Co. Ltd. (a)	293,229	18,778,385
Biospecifics Technologies Corp. (a)	39,038	2,446,121
BioXcel Therapeutics, Inc. (a)(b)	65,530	2,972,441
Black Diamond Therapeutics, Inc. (a)(b)	75,434	2,098,574
Blueprint Medicines Corp. (a)	337,764	24,717,570
BrainStorm Cell Therpeutic, Inc. (a)(b)	165,839	2,247,118
Bridgebio Pharma, Inc. (a)(b)	452,548	12,734,701
Cabaletta Bio, Inc. (a)	78,680	899,312
Calithera Biosciences, Inc. (a)	409,883	1,926,450
Calyxt, Inc. (a)(b)	55,410	244,358
CareDx, Inc. (a)	267,334	8,915,589
CASI Pharmaceuticals, Inc. (a)	349,732	674,983
Castle Biosciences, Inc. (b)	64,126	2,482,959
Catabasis Pharmaceuticals, Inc. (a)	114,618	662,492
Catalyst Biosciences, Inc. (a)(b)	111,865	571,630
Catalyst Pharmaceutical Partners, Inc. (a)(b)	619,913	2,665,626
Cel-Sci Corp. (a)(b)	204,753	2,561,460
Cellular Biomedicine Group, Inc. (a)(b)	75,627	996,008
Centogene NV (a)	25,203	320,078
Checkpoint Therapeutics, Inc. (a)	256,923	578,077
ChemoCentryx, Inc. (a)	276,855	14,593,027
Chimerix, Inc. (a)	307,676	956,872
Cidara Therapeutics, Inc. (a)	205,607	750,466
Clovis Oncology, Inc. (a)(b)	453,865	2,627,878
CohBar, Inc. (a)	147,916	220,395
Coherus BioSciences, Inc. (a)(b)	363,817	6,399,541
Concert Pharmaceuticals, Inc. (a)	175,736	1,629,073
Constellation Pharmaceuticals, Inc. (a)	168,089	4,519,913
ContraFect Corp. (a)	84,216	468,241
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	417,019	2,614,709
Cortexyme, Inc. (a)(b)	97,401	3,881,430
Crinetics Pharmaceuticals, Inc. (a)(b)	168,201	2,334,630
Cue Biopharma, Inc. (a)	173,559	3,282,001
Cyclerion Therapeutics, Inc. (a)(b)	137,395	524,849
Cytokinetics, Inc. (a)	346,909	7,500,173
CytomX Therapeutics, Inc. (a)	286,061	2,005,288
Deciphera Pharmaceuticals, Inc. (a)(b)	232,196	10,766,929
Denali Therapeutics, Inc. (a)(b)	391,374	9,165,979
DermTech, Inc. (a)	49,527	524,491
Dicerna Pharmaceuticals, Inc. (a)	407,318	8,757,337
Dyadic International, Inc. (a)(b)	121,820	1,057,398
Dynavax Technologies Corp. (a)(b)	557,470	4,521,082
Eagle Pharmaceuticals, Inc. (a)	67,318	3,122,882
Editas Medicine, Inc. (a)(b)	346,007	10,158,766
Eidos Therapeutics, Inc. (a)(b)	66,841	2,680,324
Eiger Biopharmaceuticals, Inc. (a)	145,706	1,464,345
Emergent BioSolutions, Inc. (a)(b)	278,055	30,930,838
Enanta Pharmaceuticals, Inc. (a)	118,751	5,444,733
Enochian Biosciences, Inc. (a)(b)	81,979	315,619
Epizyme, Inc. (a)(b)	556,821	7,706,403
Esperion Therapeutics, Inc. (a)(b)	161,699	6,084,733
Evelo Biosciences, Inc. (a)(b)	83,850	319,469
Exicure, Inc. (a)(b)	360,586	807,713
Fate Therapeutics, Inc. (a)	389,867	12,191,141
Fennec Pharmaceuticals, Inc. (a)	133,495	1,127,366
FibroGen, Inc. (a)(b)	517,212	20,931,570
Five Prime Therapeutics, Inc. (a)	164,040	967,836
Flexion Therapeutics, Inc. (a)(b)	215,682	2,926,805
Fortress Biotech, Inc. (a)	360,734	1,001,037
Frequency Therapeutics, Inc. (b)	175,338	3,706,645
G1 Therapeutics, Inc. (a)(b)	211,285	3,099,551
Galectin Therapeutics, Inc. (a)(b)	240,306	627,199
Galera Therapeutics, Inc. (a)	54,233	377,462
Genprex, Inc. (a)(b)	175,480	591,368
Geron Corp. (a)(b)	1,133,635	1,802,480
GlycoMimetics, Inc. (a)(b)	209,589	825,781
Gossamer Bio, Inc. (a)(b)	306,081	3,648,486
Gritstone Oncology, Inc. (a)	186,807	598,716
Halozyme Therapeutics, Inc. (a)(b)	844,707	22,967,583
Harpoon Therapeutics, Inc. (a)	68,260	751,543
Heron Therapeutics, Inc. (a)(b)	547,112	8,912,454
Homology Medicines, Inc. (a)	213,950	2,813,443
Hookipa Pharma, Inc. (a)(b)	79,536	768,318
iBio, Inc. (a)(b)	302,074	1,341,209
Ideaya Biosciences, Inc. (a)	75,590	953,190
IGM Biosciences, Inc. (a)	43,845	2,203,650
Immunic, Inc. (a)	21,938	377,334
ImmunoGen, Inc. (a)	1,072,700	4,408,797
Immunovant, Inc. (a)	119,054	2,691,811
Inovio Pharmaceuticals, Inc. (a)(b)	896,071	17,419,620
Insmed, Inc. (a)	631,221	16,487,493
Intellia Therapeutics, Inc. (a)(b)	273,273	4,866,992
Intercept Pharmaceuticals, Inc. (a)(b)	162,188	7,402,260
Invitae Corp. (a)(b)	719,086	20,997,311
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	993,855	9,113,650
Iveric Bio, Inc. (a)	281,278	1,127,925
Jounce Therapeutics, Inc. (a)	109,539	501,689
Kadmon Holdings, Inc. (a)	1,005,355	3,679,599
Kalvista Pharmaceuticals, Inc. (a)	86,547	850,757
Karuna Therapeutics, Inc. (a)(b)	96,297	7,877,095
Karyopharm Therapeutics, Inc. (a)(b)	438,689	7,040,958
Keros Therapeutics, Inc.	43,615	1,400,042
Kezar Life Sciences, Inc. (a)	162,164	708,657
Kindred Biosciences, Inc. (a)	239,937	789,393
Kiniksa Pharmaceuticals Ltd. (a)(b)	117,546	2,294,498
Kodiak Sciences, Inc. (a)(b)	179,373	8,310,351
Krystal Biotech, Inc. (a)	73,493	3,034,526
Kura Oncology, Inc. (a)(b)	329,704	5,420,334
La Jolla Pharmaceutical Co. (a)(b)	115,382	459,220
Lexicon Pharmaceuticals, Inc. (a)(b)	246,720	478,637
Ligand Pharmaceuticals, Inc. Class B (a)(b)	89,907	10,535,302
LogicBio Therapeutics, Inc. (a)(b)	73,729	578,035
Macrogenics, Inc. (a)	298,596	7,584,338
Madrigal Pharmaceuticals, Inc. (a)(b)	54,149	5,556,229
Magenta Therapeutics, Inc. (a)	104,204	731,512
MannKind Corp. (a)(b)	1,313,695	2,049,364
Marker Therapeutics, Inc. (a)(b)	189,317	380,527
MediciNova, Inc. (a)(b)	264,459	1,644,935
MEI Pharma, Inc. (a)(b)	641,645	1,780,565
MeiraGTx Holdings PLC (a)	127,909	1,661,538
Mersana Therapeutics, Inc. (a)	285,328	5,672,321
Minerva Neurosciences, Inc. (a)(b)	208,332	726,037
Mirati Therapeutics, Inc. (a)	228,855	27,762,400
Mirum Pharmaceuticals, Inc. (a)(b)	32,994	728,508
Molecular Templates, Inc. (a)	148,721	1,631,469
Momenta Pharmaceuticals, Inc. (a)	733,102	21,619,178
Morphic Holding, Inc. (a)(b)	86,577	1,948,848
Mustang Bio, Inc. (a)(b)	177,706	547,334
Myriad Genetics, Inc. (a)	442,061	5,335,676
NantKwest, Inc. (a)	178,200	1,992,276
Natera, Inc. (a)	434,375	20,858,688
Neoleukin Therapeutics, Inc. (a)	184,489	1,785,854
Neubase Therapeutics, Inc. (a)	109,617	815,002
Neurobo Pharmaceuticals, Inc. (a)(b)	26,623	170,653
NextCure, Inc. (a)(b)	103,170	920,276
Novavax, Inc. (a)(b)	363,012	51,946,989
Nymox Pharmaceutical Corp. (a)(b)	238,774	768,852
OncoCyte Corp. (a)(b)	269,558	363,903
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,478,208	12,762,771
Organogenesis Holdings, Inc. Class A (a)	126,377	465,067
Orgenesis, Inc. (a)	112,470	620,834
ORIC Pharmaceuticals, Inc. (a)(b)	54,366	1,091,126
Ovid Therapeutics, Inc. (a)(b)	265,673	1,713,591
Oyster Point Pharma, Inc. (a)(b)	30,228	676,200
Passage Bio, Inc.	84,678	1,324,364
PDL BioPharma, Inc. (a)(b)	681,090	2,165,866
Pfenex, Inc. (a)	216,266	1,533,326
PhaseBio Pharmaceuticals, Inc. (a)(b)	98,424	393,696
Pieris Pharmaceuticals, Inc. (a)(b)	312,834	803,983
Precigen, Inc. (a)(b)	413,063	1,738,995
Precision BioSciences, Inc. (a)(b)	286,682	1,823,298
Prevail Therapeutics, Inc. (a)	89,829	1,344,740
Principia Biopharma, Inc. (a)	183,013	15,299,887
Protagonist Therapeutics, Inc. (a)	140,669	2,212,723
Protara Therapeutics, Inc. (a)(b)	12,361	308,283
Prothena Corp. PLC (a)	192,916	2,361,292
PTC Therapeutics, Inc. (a)	385,287	17,850,347
Puma Biotechnology, Inc. (a)(b)	190,402	1,963,045
Radius Health, Inc. (a)	285,084	3,577,804
RAPT Therapeutics, Inc. (a)	68,032	1,469,491
Recro Pharma, Inc. (a)	118,647	485,266
REGENXBIO, Inc. (a)	212,153	7,022,264
Replimune Group, Inc. (a)	106,413	2,125,068
Retrophin, Inc. (a)	257,782	5,124,706
Revolution Medicines, Inc.	91,625	2,209,995
Rhythm Pharmaceuticals, Inc. (a)(b)	206,846	3,975,580
Rigel Pharmaceuticals, Inc. (a)	1,068,863	2,458,385
Rocket Pharmaceuticals, Inc. (a)(b)	211,478	4,976,077
Rubius Therapeutics, Inc. (a)(b)	220,985	1,085,036
Sangamo Therapeutics, Inc. (a)(b)	718,499	7,781,344
Savara, Inc. (a)(b)	286,825	570,782
Scholar Rock Holding Corp. (a)(b)	143,774	1,623,208
Selecta Biosciences, Inc. (a)(b)	424,860	1,011,167
Seres Therapeutics, Inc. (a)(b)	277,726	1,038,695
Soleno Therapeutics, Inc. (a)	204,908	352,442
Solid Biosciences, Inc. (a)(b)	157,954	415,419
Sorrento Therapeutics, Inc. (a)(b)	1,092,310	9,743,405
Spectrum Pharmaceuticals, Inc. (a)	713,267	2,132,668
Spero Therapeutics, Inc. (a)	93,268	1,091,236
Springworks Therapeutics, Inc. (a)(b)	131,988	5,626,648
Stoke Therapeutics, Inc. (a)(b)	75,573	1,903,684
Sutro Biopharma, Inc. (a)(b)	104,487	811,864
Syndax Pharmaceuticals, Inc. (a)	168,162	2,372,766
Syros Pharmaceuticals, Inc. (a)	258,719	2,455,243
TCR2 Therapeutics, Inc. (a)(b)	101,310	1,696,943
TG Therapeutics, Inc. (a)(b)	600,509	11,757,966
Tobira Therapeutics, Inc. rights (a)(c)	9,663	82,619
Translate Bio, Inc. (a)(b)	316,030	4,800,496
Turning Point Therapeutics, Inc. (a)	172,423	10,212,614
Twist Bioscience Corp. (a)	186,567	10,455,215
Tyme, Inc. (a)(b)	375,197	446,484
Ultragenyx Pharmaceutical, Inc. (a)(b)	353,513	27,630,576
UNITY Biotechnology, Inc. (a)(b)	204,628	1,929,642
UroGen Pharma Ltd. (a)(b)	120,175	2,654,666
Vanda Pharmaceuticals, Inc. (a)	339,195	3,419,086
Vaxart, Inc. (a)	276,626	2,597,518
VBI Vaccines, Inc. (a)	1,070,201	4,355,718
Veracyte, Inc. (a)	311,589	11,114,380
Verastem, Inc. (a)(b)	1,032,861	1,384,034
Vericel Corp. (a)	280,707	4,628,858
Viela Bio, Inc. (b)	124,616	4,562,192
Viking Therapeutics, Inc. (a)(b)	406,645	2,854,648
Vir Biotechnology, Inc. (a)	288,461	13,776,897
Voyager Therapeutics, Inc. (a)	163,946	1,814,882
vTv Therapeutics, Inc. Class A (a)(b)	61,984	145,662
X4 Pharmaceuticals, Inc. (a)	98,030	727,383
Xbiotech, Inc. (a)	90,078	1,309,734
Xencor, Inc. (a)	345,141	10,385,293
XOMA Corp. (a)	36,919	616,547
Y-mAbs Therapeutics, Inc. (a)(b)	185,265	6,508,359
Zentalis Pharmaceuticals, Inc. (b)	64,307	2,218,592
ZIOPHARM Oncology, Inc. (a)(b)	1,324,985	3,935,205
		1,137,251,908
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	191,064	2,776,160
Accuray, Inc. (a)(b)	557,383	1,242,964
Alphatec Holdings, Inc. (a)(b)	279,470	1,388,966
Angiodynamics, Inc. (a)	226,577	1,871,526
Antares Pharma, Inc. (a)	1,040,369	2,715,363
Aspira Women's Health, Inc. (a)	296,104	1,323,585
Atricure, Inc. (a)	242,679	9,903,730
Atrion Corp.	8,782	5,445,718
Avanos Medical, Inc. (a)(b)	296,861	9,104,727
AxoGen, Inc. (a)	226,835	2,579,114
Axonics Modulation Technologies, Inc. (a)(b)	189,863	8,042,597
Bellerophon Therapeutics, Inc. (a)	22,513	289,067
Beyond Air, Inc. (a)(b)	80,839	502,010
BioLife Solutions, Inc. (a)(b)	46,350	895,946
BioSig Technologies, Inc. (a)(b)	131,146	1,182,937
Bovie Medical Corp. (a)(b)	201,586	905,121
Cantel Medical Corp.	236,329	11,166,545
Cardiovascular Systems, Inc. (a)	215,647	6,572,921
Cerus Corp. (a)	1,012,946	7,222,305
Chembio Diagnostics, Inc. (a)(b)	124,265	687,185
Co.-Diagnostics, Inc. (a)(b)	162,066	3,889,584
CONMED Corp. (b)	169,076	13,955,533
Cryolife, Inc. (a)(b)	227,778	4,421,171
CryoPort, Inc. (a)(b)	209,566	6,945,017
Cutera, Inc. (a)	104,637	1,488,985
CytoSorbents Corp. (a)(b)	214,787	2,056,586
Electromed, Inc. (a)	44,440	737,260
Fonar Corp. (a)	39,553	973,795
Genmark Diagnostics, Inc. (a)	422,026	7,537,384
Glaukos Corp. (a)(b)	263,158	11,500,005
Heska Corp. (a)(b)	43,111	4,148,140
Inogen, Inc. (a)	115,121	3,534,215
Integer Holdings Corp. (a)	203,663	13,394,916
IntriCon Corp. (a)(b)	48,869	527,785
Invacare Corp. (b)	210,929	1,484,940
IRadimed Corp. (a)(b)	36,363	810,168
iRhythm Technologies, Inc. (a)(b)	168,565	20,982,971
Lantheus Holdings, Inc. (a)	413,464	5,573,495
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc.	103,201	3,026,885
LivaNova PLC (a)	304,213	14,158,073
Meridian Bioscience, Inc. (a)(b)	263,741	6,459,017
Merit Medical Systems, Inc. (a)	337,303	15,084,190
Mesa Laboratories, Inc. (b)	25,198	5,970,414
Milestone Scientific, Inc. (a)(b)	212,471	410,069
Misonix, Inc. (a)	89,724	1,115,269
Natus Medical, Inc. (a)	208,881	3,881,009
Nemaura Medical, Inc. (a)(b)	41,364	262,248
Neogen Corp. (a)	328,227	25,197,987
Nevro Corp. (a)	208,876	27,772,153
NuVasive, Inc. (a)	319,648	18,264,687
OraSure Technologies, Inc. (a)	388,258	7,046,883
Orthofix International NV (a)	114,012	3,501,309
OrthoPediatrics Corp. (a)(b)	74,228	3,131,679
PAVmed, Inc. (a)(b)	212,988	423,846
Pulse Biosciences, Inc. (a)(b)	85,327	874,602
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	1,992	10,822
Quotient Ltd. (a)(b)	375,867	2,946,797
Repro Medical Systems, Inc. (a)	153,678	1,602,862
Retractable Technologies, Inc. (a)(b)	84,040	1,005,959
Rockwell Medical Technologies, Inc. (a)(b)	429,668	739,029
RTI Biologics, Inc. (a)	351,775	988,488
Seaspine Holdings Corp. (a)	161,221	1,510,641
Shockwave Medical, Inc. (a)	166,923	8,232,642
SI-BONE, Inc. (a)	157,529	2,693,746
Sientra, Inc. (a)(b)	293,157	1,113,997
Silk Road Medical, Inc. (a)	198,216	9,209,115
Soliton, Inc. (a)(b)	34,488	222,103
Staar Surgical Co. (a)(b)	281,275	16,367,392
Stereotaxis, Inc. (a)	277,384	1,067,928
SurModics, Inc. (a)	82,082	3,881,658
Tactile Systems Technology, Inc. (a)(b)	114,700	4,700,406
Tela Bio, Inc. (a)	34,127	397,238
TransEnterix, Inc. (a)	1	0
TransMedics Group, Inc. (a)	124,142	2,242,005
Utah Medical Products, Inc.	21,348	1,739,862
Vapotherm, Inc. (a)	119,519	6,243,673
Varex Imaging Corp. (a)	233,057	3,654,334
Venus Concept, Inc. (a)(b)	114,651	327,902
ViewRay, Inc. (a)(b)	696,686	1,929,820
VolitionRx Ltd. (a)(b)	145,464	469,849
Wright Medical Group NV (a)	800,515	24,031,460
Zynex, Inc. (a)(b)	105,282	2,012,992
		415,703,482
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)(b)	132,586	3,925,871
Addus HomeCare Corp. (a)	86,153	8,306,011
American Renal Associates Holdings, Inc. (a)	81,752	527,300
AMN Healthcare Services, Inc. (a)	290,712	15,971,717
Apollo Medical Holdings, Inc. (a)	65,324	1,094,177
Avalon GloboCare Corp. (a)	117,412	190,207
BioScrip, Inc. (a)(b)	211,054	2,486,216
BioTelemetry, Inc. (a)	209,351	8,909,979
Brookdale Senior Living, Inc. (a)	1,145,135	3,172,024
Community Health Systems, Inc. (a)(b)	532,971	2,654,196
Corvel Corp. (a)	55,325	4,397,784
Covetrus, Inc. (a)	611,219	13,544,613
Cross Country Healthcare, Inc. (a)	223,679	1,450,558
DFB Healthcare Acquisitions Co. (a)	49,146	957,364
Enzo Biochem, Inc. (a)	279,148	664,372
Exagen, Inc. (a)(b)	30,894	384,630
Five Star Sr Living, Inc. (a)	117,905	535,289
Fulgent Genetics, Inc. (a)	60,937	1,605,690
Hanger, Inc. (a)	230,794	4,029,663
HealthEquity, Inc. (a)	463,166	23,880,839
InfuSystems Holdings, Inc. (a)	90,696	1,107,398
LHC Group, Inc. (a)	189,104	36,896,081
Magellan Health Services, Inc. (a)	145,549	10,795,369
MEDNAX, Inc. (a)	515,656	10,302,807
National Healthcare Corp.	77,298	4,585,317
National Research Corp. Class A	83,888	4,797,555
Ontrak, Inc. (a)(b)	49,118	1,879,255
Owens & Minor, Inc. (b)	387,528	6,231,450
Patterson Companies, Inc.	527,794	14,018,209
Pennant Group, Inc. (a)	161,273	4,041,501
PetIQ, Inc. Class A (a)(b)	128,747	4,697,978
Progyny, Inc. (a)	164,543	4,380,957
Providence Service Corp. (a)	75,273	6,097,866
R1 RCM, Inc. (a)	664,419	9,082,608
RadNet, Inc. (a)	264,865	4,208,705
Select Medical Holdings Corp. (a)	675,440	12,860,378
Sharps Compliance Corp. (a)	89,666	685,945
Surgery Partners, Inc. (a)(b)	139,314	2,127,325
Tenet Healthcare Corp. (a)	650,665	17,203,583
The Ensign Group, Inc.	318,409	14,643,630
The Joint Corp. (a)(b)	85,741	1,238,100
Tivity Health, Inc. (a)	271,145	3,557,422
Triple-S Management Corp. (b)	142,782	2,778,538
U.S. Physical Therapy, Inc.	78,990	6,560,909
Viemed Healthcare, Inc. (a)	214,441	2,327,800
		285,795,186
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	1,007,806	9,070,254
Computer Programs & Systems, Inc.	81,180	2,003,522
Evolent Health, Inc. (a)(b)	470,073	5,476,350
Health Catalyst, Inc. (b)	201,868	7,045,193
HealthStream, Inc. (a)	161,131	3,537,631
HMS Holdings Corp. (a)	548,771	17,835,058
iCAD, Inc. (a)(b)	126,996	1,170,903
Inovalon Holdings, Inc. Class A (a)(b)	458,442	10,787,140
Inspire Medical Systems, Inc. (a)	163,081	16,203,728
NantHealth, Inc. (a)(b)	166,203	747,914
Nextgen Healthcare, Inc. (a)	344,006	5,029,368
Omnicell, Inc. (a)	264,809	18,613,425
OptimizeRx Corp. (a)(b)	90,602	1,282,018
Phreesia, Inc.	178,415	5,363,155
Schrodinger, Inc. (b)	85,962	6,221,930
Simulations Plus, Inc.	78,847	5,550,829
Tabula Rasa HealthCare, Inc. (a)(b)	127,654	7,174,155
Vocera Communications, Inc. (a)	198,616	6,111,414
		129,223,987
Life Sciences Tools & Services - 0.7%
Champions Oncology, Inc. (a)	48,019	419,686
ChromaDex, Inc. (a)(b)	256,405	1,297,409
Codexis, Inc. (a)(b)	333,367	3,943,732
Fluidigm Corp. (a)(b)	440,687	3,102,436
Harvard Bioscience, Inc. (a)	234,736	730,029
Luminex Corp. (b)	264,379	9,623,396
Medpace Holdings, Inc. (a)	170,149	20,307,283
Nanostring Technologies, Inc. (a)	235,397	8,500,186
NeoGenomics, Inc. (a)	645,614	24,681,823
Pacific Biosciences of California, Inc. (a)	912,492	3,403,595
Personalis, Inc. (a)(b)	122,341	2,129,957
Quanterix Corp. (a)	118,224	3,819,817
		81,959,349
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	490,186	534,303
Aerie Pharmaceuticals, Inc.(a)(b)	232,473	2,687,388
Agile Therapeutics, Inc. (a)(b)	424,689	1,061,723
Akcea Therapeutics, Inc. (a)(b)	102,404	1,110,059
AMAG Pharmaceuticals, Inc. (a)(b)	190,754	1,822,654
Amneal Pharmaceuticals, Inc. (a)(b)	613,549	2,656,667
Amphastar Pharmaceuticals, Inc. (a)(b)	222,002	4,444,480
ANI Pharmaceuticals, Inc. (a)	59,256	1,754,570
Aquestive Therapeutics, Inc. (a)(b)	120,115	631,805
Arvinas Holding Co. LLC (a)(b)	182,052	5,734,638
AstraZeneca PLC rights (a)(c)	1,000	0
Avenue Therapeutics, Inc. (a)	38,660	391,626
Axsome Therapeutics, Inc. (a)	172,230	12,285,166
Aytu BioScience, Inc. (a)(b)	149,065	207,200
Biodelivery Sciences International, Inc. (a)	564,504	2,365,272
Cara Therapeutics, Inc. (a)(b)	260,048	4,275,189
Cassava Sciences, Inc. (a)(b)	145,540	461,362
Cerecor, Inc. (a)	180,572	492,962
Chiasma, Inc. (a)(b)	226,080	987,970
Collegium Pharmaceutical, Inc. (a)(b)	214,989	3,392,526
Corcept Therapeutics, Inc. (a)(b)	598,139	8,942,178
CorMedix, Inc. (a)(b)	168,675	750,604
CymaBay Therapeutics, Inc. (a)(b)	430,225	1,527,299
Durect Corp. (a)(b)	1,240,696	2,431,764
Eloxx Pharmaceuticals, Inc. (a)	154,084	429,894
Endo International PLC (a)	1,410,187	4,907,451
Eton Pharmaceuticals, Inc. (a)(b)	94,130	628,788
Evofem Biosciences, Inc. (a)(b)	295,031	882,143
Evolus, Inc. (a)(b)	134,159	437,358
Fulcrum Therapeutics, Inc. (b)	78,016	1,238,114
Harrow Health, Inc. (a)	139,213	762,887
IMARA, Inc.	31,452	635,016
Innoviva, Inc. (a)	393,994	5,336,649
Intersect ENT, Inc. (a)	202,036	3,472,999
Intra-Cellular Therapies, Inc. (a)	344,335	6,826,441
Kala Pharmaceuticals, Inc. (a)(b)	247,254	2,163,473
Kaleido Biosciences, Inc. (a)(b)	61,006	364,206
Lannett Co., Inc. (a)(b)	197,530	1,175,304
Liquidia Technologies, Inc. (a)	124,671	689,431
Lyra Therapeutics, Inc.	25,752	345,077
Mallinckrodt PLC (a)(b)	529,052	1,179,786
Marinus Pharmaceuticals, Inc. (a)	529,554	889,651
Menlo Therapeutics, Inc. (a)(b)	675,856	1,088,128
MyoKardia, Inc. (a)	308,987	27,848,998
NGM Biopharmaceuticals, Inc. (a)(b)	145,174	2,655,232
Ocular Therapeutix, Inc. (a)(b)	318,536	2,497,322
Odonate Therapeutics, Inc. (a)(b)	80,365	2,922,875
Omeros Corp. (a)(b)	325,335	4,174,048
OptiNose, Inc. (a)(b)	192,890	982,775
Osmotica Pharmaceuticals PLC (a)(b)	76,084	407,049
Pacira Biosciences, Inc. (a)(b)	257,702	13,557,702
Paratek Pharmaceuticals, Inc. (a)(b)	256,810	1,122,260
Phathom Pharmaceuticals, Inc. (a)(b)	67,247	2,236,635
Phibro Animal Health Corp. Class A	125,829	2,918,604
Prestige Brands Holdings, Inc. (a)(b)	311,913	11,600,044
Provention Bio, Inc. (a)	262,166	2,723,905
Relmada Therapeutics, Inc. (a)(b)	86,878	3,159,753
Revance Therapeutics, Inc. (a)	354,711	8,328,614
Satsuma Pharmaceuticals, Inc. (a)	56,781	1,340,599
scPharmaceuticals, Inc. (a)	31,798	238,485
SIGA Technologies, Inc. (a)	346,919	2,227,220
Strongbridge Biopharma PLC (a)	225,333	759,372
Supernus Pharmaceuticals, Inc. (a)	302,910	6,744,291
TherapeuticsMD, Inc. (a)(b)	1,482,629	2,742,864
Theravance Biopharma, Inc. (a)(b)	285,898	5,552,139
Tricida, Inc. (a)	173,507	2,321,524
Verrica Pharmaceuticals, Inc. (a)(b)	76,700	503,152
WAVE Life Sciences (a)(b)	129,582	1,137,730
Xeris Pharmaceuticals, Inc. (a)(b)	237,272	678,598
Zogenix, Inc. (a)	345,511	8,219,707
		214,003,698

TOTAL HEALTH CARE		2,263,937,610

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.9%
AAR Corp.	208,185	3,584,946
Aerojet Rocketdyne Holdings, Inc. (a)(b)	457,914	18,888,953
AeroVironment, Inc. (a)	135,086	10,340,833
Astronics Corp. (a)	144,245	1,254,932
Cubic Corp. (b)	195,938	8,229,396
Ducommun, Inc. (a)	67,090	2,411,886
Kaman Corp.	170,254	6,723,330
Kratos Defense & Security Solutions, Inc. (a)	660,687	11,898,973
Maxar Technologies, Inc.	375,538	6,680,821
Moog, Inc. Class A	185,285	9,953,510
National Presto Industries, Inc.	31,402	2,681,417
PAE, Inc. (a)(b)	366,998	2,891,944
Park Aerospace Corp.	113,395	1,222,398
Parsons Corp. (a)	138,970	4,840,325
Triumph Group, Inc.	324,254	2,198,442
Vectrus, Inc. (a)	71,423	3,141,898
		96,944,004
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	367,230	8,949,395
Atlas Air Worldwide Holdings, Inc. (a)	160,343	8,350,663
Echo Global Logistics, Inc. (a)	164,193	4,115,498
Forward Air Corp.	173,967	9,044,544
Hub Group, Inc. Class A (a)	203,992	10,791,177
Radiant Logistics, Inc. (a)	248,137	1,054,582
		42,305,859
Airlines - 0.3%
Allegiant Travel Co. (b)	81,272	9,104,902
Hawaiian Holdings, Inc. (b)	279,575	3,324,147
Mesa Air Group, Inc. (a)(b)	184,659	572,443
SkyWest, Inc.	306,344	8,059,911
Spirit Airlines, Inc. (a)(b)	538,909	8,520,151
		29,581,554
Building Products - 1.6%
AAON, Inc.	255,945	15,164,741
Advanced Drain Systems, Inc.	307,164	15,051,036
Alpha PRO Tech Ltd. (a)(b)	77,046	1,677,291
American Woodmark Corp. (a)	105,355	8,493,720
Apogee Enterprises, Inc.	160,410	3,463,252
Builders FirstSource, Inc. (a)	720,776	17,075,183
Caesarstone Sdot-Yam Ltd.	136,473	1,565,345
CSW Industrials, Inc.	87,844	5,867,101
Gibraltar Industries, Inc. (a)	203,750	10,537,950
Griffon Corp.	229,193	5,241,644
Insteel Industries, Inc.	115,767	2,157,897
Jeld-Wen Holding, Inc. (a)	422,287	8,276,825
Masonite International Corp. (a)	151,697	12,795,642
NCI Building Systems, Inc. (a)(b)	271,310	1,538,328
Patrick Industries, Inc.	139,130	8,897,364
PGT, Inc. (a)	362,295	6,184,376
Quanex Building Products Corp.	204,827	2,877,819
Resideo Technologies, Inc. (a)	771,857	10,250,261
Simpson Manufacturing Co. Ltd.	271,351	26,201,653
Ufp Industries, Inc.	372,635	21,694,810
		185,012,238
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	417,306	14,981,285
ACCO Brands Corp.	571,237	3,724,465
ADS Waste Holdings, Inc. (a)	459,920	13,871,187
Brady Corp. Class A	302,600	13,910,522
BrightView Holdings, Inc. (a)	196,787	2,385,058
Casella Waste Systems, Inc. Class A (a)	287,039	15,904,831
CECO Environmental Corp. (a)	192,508	1,289,804
Cimpress PLC (a)(b)	110,808	11,080,800
CompX International, Inc. Class A	9,148	126,517
Covanta Holding Corp.	732,373	7,206,550
Deluxe Corp.	259,784	7,333,702
Ennis, Inc.	159,400	2,757,620
Harsco Corp. (a)	487,445	7,779,622
Healthcare Services Group, Inc.	465,543	12,192,571
Heritage-Crystal Clean, Inc. (a)	94,323	1,313,919
Herman Miller, Inc.	367,082	8,600,731
HNI Corp.	264,873	7,866,728
Interface, Inc.	365,177	2,914,112
KAR Auction Services, Inc. (b)	802,493	12,141,719
Kimball International, Inc. Class B	226,464	2,477,516
Knoll, Inc.	309,567	3,625,030
Matthews International Corp. Class A	188,736	4,076,698
McGrath RentCorp.	150,341	8,722,785
NL Industries, Inc.	33,027	120,879
PICO Holdings, Inc. (a)	105,368	855,588
Pitney Bowes, Inc.	1,074,002	3,587,167
Quad/Graphics, Inc. (b)	207,746	646,090
SP Plus Corp. (a)	143,499	2,280,199
Steelcase, Inc. Class A	535,616	5,747,160
Team, Inc. (a)(b)	188,502	744,583
Tetra Tech, Inc.	335,334	29,727,359
The Brink's Co.	313,144	13,887,936
U.S. Ecology, Inc.	193,772	6,720,013
UniFirst Corp.	93,845	17,500,216
Viad Corp.	125,520	1,815,019
VSE Corp.	55,516	1,561,665
		251,477,646
Construction & Engineering - 1.3%
Aegion Corp. (a)	187,045	2,884,234
Ameresco, Inc. Class A (a)(b)	151,685	4,198,641
API Group Corp. (a)(d)	870,647	12,128,113
Arcosa, Inc.	302,189	12,758,420
Argan, Inc.	91,109	3,908,576
Comfort Systems U.S.A., Inc.	223,975	11,133,797
Concrete Pumping Holdings, Inc. (a)(b)	162,401	607,380
Construction Partners, Inc. Class A (a)(b)	118,492	1,961,043
Dycom Industries, Inc. (a)	191,077	8,183,828
EMCOR Group, Inc.	337,976	23,151,356
Fluor Corp.	875,505	8,921,396
Granite Construction, Inc.	289,789	4,914,821
Great Lakes Dredge & Dock Corp. (a)	397,346	3,321,813
HC2 Holdings, Inc. (a)(b)	270,896	734,128
Ies Holdings, Inc. (a)	49,569	1,181,229
MasTec, Inc. (a)(b)	353,261	14,052,723
MYR Group, Inc. (a)	102,096	3,743,860
Northwest Pipe Co. (a)	62,222	1,546,217
NV5 Holdings, Inc. (a)(b)	66,645	3,781,437
Primoris Services Corp.	299,016	4,793,226
Sterling Construction Co., Inc. (a)	175,280	1,805,384
Tutor Perini Corp. (a)	252,927	2,976,951
Willscot Mobile Mini Holdings (a)	1,001,949	15,089,352
		147,777,925
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	46,114	1,738,498
American Superconductor Corp. (a)(b)	137,207	1,276,025
Atkore International Group, Inc. (a)	295,267	7,874,771
AZZ, Inc.	161,944	5,114,192
Bloom Energy Corp. Class A (a)(b)	530,141	6,446,515
Encore Wire Corp.	127,323	6,390,341
EnerSys	264,713	17,804,596
FuelCell Energy, Inc. (a)(b)	1,322,087	2,948,254
LSI Industries, Inc.	158,172	926,888
Orion Energy Systems, Inc. (a)	169,743	672,182
Plug Power, Inc. (a)(b)	2,018,875	15,565,526
Powell Industries, Inc.	56,340	1,495,827
Preformed Line Products Co.	18,641	918,256
Sunrun, Inc. (a)(b)	723,791	26,555,892
Thermon Group Holdings, Inc. (a)	205,414	2,783,360
TPI Composites, Inc. (a)	188,989	4,834,339
Ultralife Corp. (a)	58,378	414,484
Vicor Corp. (a)	111,241	9,062,804
Vivint Solar, Inc. (a)(b)	306,063	6,225,321
		119,048,071
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	223,111	4,821,429
Machinery - 3.6%
Alamo Group, Inc.	61,506	6,341,884
Albany International Corp. Class A	191,789	9,221,215
Altra Industrial Motion Corp.	401,845	13,755,154
Astec Industries, Inc.	138,756	6,173,254
Barnes Group, Inc.	292,075	10,768,805
Blue Bird Corp. (a)	96,355	1,207,328
Chart Industries, Inc. (a)(b)	225,125	15,427,816
CIRCOR International, Inc. (a)	124,544	3,265,544
Columbus McKinnon Corp. (NY Shares)	144,323	4,781,421
Douglas Dynamics, Inc.	139,988	4,948,576
Eastern Co.	29,569	482,270
Energy Recovery, Inc. (a)(b)	241,773	1,835,057
Enerpac Tool Group Corp. Class A	336,433	6,358,584
EnPro Industries, Inc.	128,230	6,120,418
ESCO Technologies, Inc.	159,223	13,683,625
Evoqua Water Technologies Corp. (a)	534,431	10,277,108
ExOne Co. (a)(b)	71,181	623,546
Federal Signal Corp.	373,073	11,531,686
Franklin Electric Co., Inc.	286,494	15,485,001
Gencor Industries, Inc. (a)	52,691	630,711
Gorman-Rupp Co.	109,884	3,325,090
Graham Corp.	58,011	763,425
Greenbrier Companies, Inc.	200,009	5,146,232
Helios Technologies, Inc.	183,605	6,945,777
Hillenbrand, Inc.	460,023	13,446,472
Hurco Companies, Inc.	39,334	1,091,125
Hyster-Yale Materials Handling Class A	60,665	2,263,411
John Bean Technologies Corp.	195,147	18,296,983
Kadant, Inc.	71,212	7,727,214
Kennametal, Inc.	517,245	13,944,925
L.B. Foster Co. Class A (a)	61,991	871,593
Lindsay Corp.	67,280	6,524,142
Luxfer Holdings PLC sponsored	174,183	2,212,124
Lydall, Inc. (a)	107,011	1,733,578
Manitowoc Co., Inc. (a)(b)	211,631	2,255,986
Mayville Engineering Co., Inc. (a)	39,700	301,323
Meritor, Inc. (a)(b)	430,824	9,801,246
Miller Industries, Inc.	69,194	1,961,650
Mueller Industries, Inc.	345,981	9,673,629
Mueller Water Products, Inc. Class A	972,558	9,842,287
Navistar International Corp. (a)	310,892	9,957,871
NN, Inc.	262,343	1,379,924
Omega Flex, Inc.	18,110	2,204,893
Park-Ohio Holdings Corp.	51,630	744,505
Proto Labs, Inc. (a)(b)	166,583	20,009,950
RBC Bearings, Inc. (a)	153,423	18,782,044
REV Group, Inc.	169,154	1,099,501
Rexnord Corp.	661,319	19,158,411
SPX Corp. (a)	268,377	11,271,834
SPX Flow, Inc. (a)	264,921	10,618,034
Standex International Corp.	76,063	4,073,174
Tennant Co.	113,453	7,558,239
Terex Corp.	418,279	7,884,559
The Shyft Group, Inc.	212,699	4,015,757
TriMas Corp. (a)	269,719	6,311,425
Wabash National Corp. (b)	325,978	3,712,889
Watts Water Technologies, Inc. Class A	170,762	14,325,224
Welbilt, Inc. (a)	809,983	4,924,697
		409,080,146
Marine - 0.1%
Costamare, Inc.	302,434	1,376,075
Eagle Bulk Shipping, Inc. (a)(b)	281,778	684,721
Genco Shipping & Trading Ltd. (b)	108,033	733,544
Matson, Inc.	265,836	9,681,747
Pangaea Logistics Solutions Ltd.	68,424	139,585
Safe Bulkers, Inc. (a)	294,487	391,668
Scorpio Bulkers, Inc.	33,980	498,147
		13,505,487
Professional Services - 1.3%
Acacia Research Corp. (a)	297,344	1,177,482
ASGN, Inc. (a)	317,050	21,705,243
Barrett Business Services, Inc.	46,460	2,447,513
BG Staffing, Inc.	56,103	509,415
CBIZ, Inc. (a)	318,082	7,691,223
CRA International, Inc.	47,103	1,967,492
Exponent, Inc.	319,827	26,884,658
Forrester Research, Inc. (a)(b)	68,227	2,395,450
Franklin Covey Co. (a)	77,843	1,408,180
GP Strategies Corp. (a)	76,025	564,866
Heidrick & Struggles International, Inc.	119,594	2,419,387
Huron Consulting Group, Inc. (a)	140,974	6,727,279
ICF International, Inc.	113,372	7,665,081
Insperity, Inc.	226,203	15,123,933
Kelly Services, Inc. Class A (non-vtg.)	206,599	3,059,731
Kforce, Inc.	122,554	3,534,457
Korn Ferry	341,370	9,592,497
Mastech Digital, Inc. (a)	24,287	522,171
MISTRAS Group, Inc. (a)	112,977	398,809
Red Violet, Inc. (a)(b)	42,554	651,502
Resources Connection, Inc.	189,733	2,143,983
TriNet Group, Inc. (a)	256,328	16,917,648
TrueBlue, Inc. (a)	222,717	3,436,523
Upwork, Inc. (a)	578,555	8,689,896
Willdan Group, Inc. (a)(b)	65,276	1,609,706
		149,244,125
Road & Rail - 0.6%
ArcBest Corp.	156,580	4,758,466
Avis Budget Group, Inc. (a)(b)	327,730	8,488,207
Covenant Transport Group, Inc. Class A (a)	79,979	1,347,646
Daseke, Inc. (a)	285,267	1,189,563
Heartland Express, Inc.	281,892	5,718,179
Hertz Global Holdings, Inc. (a)(b)	544,734	789,864
Marten Transport Ltd.	246,256	6,555,335
Morgan Group Holding Co. (a)	249	3,088
P.A.M. Transportation Services, Inc. (a)	10,528	295,416
Saia, Inc. (a)	163,725	19,556,951
U.S. Xpress Enterprises, Inc. (a)	138,047	1,264,511
Universal Logistics Holdings, Inc.	47,545	873,402
Werner Enterprises, Inc.	379,778	16,704,535
		67,545,163
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)	106,197	807,097
Applied Industrial Technologies, Inc.	240,864	15,203,336
Beacon Roofing Supply, Inc. (a)	340,081	10,596,924
BMC Stock Holdings, Inc. (a)	419,802	10,746,931
CAI International, Inc.	102,371	1,761,805
DXP Enterprises, Inc. (a)	103,247	1,742,809
EVI Industries, Inc. (a)(b)	29,876	755,265
Foundation Building Materials, Inc. (a)	128,165	1,759,705
GATX Corp. (b)	216,092	13,179,451
General Finance Corp. (a)	63,145	371,293
GMS, Inc. (a)	260,299	6,098,806
H&E Equipment Services, Inc.	198,409	3,490,014
Herc Holdings, Inc. (a)	151,527	5,082,216
Lawson Products, Inc. (a)	25,916	774,370
MRC Global, Inc. (a)	495,043	2,945,506
Nesco Holdings, Inc. Class A (a)	84,288	283,208
Now, Inc. (a)	686,694	5,411,149
Rush Enterprises, Inc.:
Class A	177,662	8,453,158
Class B	14,328	570,254
SiteOne Landscape Supply, Inc. (a)(b)	260,324	33,329,282
Systemax, Inc.	76,173	1,707,037
Textainer Group Holdings Ltd. (a)(b)	328,498	2,772,523
Titan Machinery, Inc. (a)	121,726	1,322,553
Transcat, Inc. (a)	43,604	1,216,552
Triton International Ltd.	317,476	9,990,970
Veritiv Corp. (a)	80,172	1,227,433
WESCO International, Inc. (a)	306,514	11,914,199
Willis Lease Finance Corp. (a)	17,749	346,106
		153,859,952

TOTAL INDUSTRIALS		1,670,203,599

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	242,044	16,454,151
ADTRAN, Inc.	295,522	3,670,383
Applied Optoelectronics, Inc. (a)(b)	120,081	1,706,351
CalAmp Corp. (a)(b)	209,325	1,649,481
Calix Networks, Inc. (a)	303,230	6,219,247
Cambium Networks Corp. (a)(b)	34,849	421,673
Casa Systems, Inc. (a)	194,112	1,088,968
Clearfield, Inc. (a)	64,736	1,206,679
Comtech Telecommunications Corp.	151,014	2,479,650
Dasan Zhone Solutions, Inc. (a)(b)	75,561	763,922
Digi International, Inc. (a)	179,081	2,170,462
Extreme Networks, Inc. (a)	729,260	3,318,133
Harmonic, Inc. (a)	595,079	3,320,541
Infinera Corp. (a)(b)	969,660	7,650,617
Inseego Corp. (a)(b)	424,671	5,724,565
InterDigital, Inc.	190,466	11,431,769
KVH Industries, Inc. (a)	98,361	798,691
LRAD Corp. (a)(b)	211,757	889,379
NETGEAR, Inc. (a)(b)	181,114	5,569,256
NetScout Systems, Inc. (a)	439,937	11,200,796
PC-Tel, Inc.	108,864	713,059
Plantronics, Inc. (b)	208,266	4,163,237
Resonant, Inc. (a)(b)	313,481	865,208
Sonus Networks, Inc. (a)	428,156	1,883,886
Viavi Solutions, Inc. (a)	1,429,166	19,765,366
		115,125,470
Electronic Equipment & Components - 2.4%
Akoustis Technologies, Inc. (a)(b)	195,788	1,554,557
Arlo Technologies, Inc. (a)	483,726	2,041,324
Badger Meter, Inc.	181,249	11,346,187
Bel Fuse, Inc. Class B (non-vtg.)	59,207	722,325
Belden, Inc.	274,487	8,673,789
Benchmark Electronics, Inc.	225,341	4,587,943
CTS Corp.	198,256	3,937,364
Daktronics, Inc. (b)	222,251	926,787
ePlus, Inc. (a)	82,568	6,154,619
Fabrinet (a)	228,878	16,623,409
FARO Technologies, Inc. (a)	109,866	6,573,283
Fitbit, Inc. (a)	1,484,409	9,708,035
II-VI, Inc. (a)(b)	618,768	31,383,913
Insight Enterprises, Inc. (a)	215,960	10,763,446
Intellicheck, Inc. (a)	99,354	727,271
Iteris, Inc. (a)	251,426	1,166,617
Itron, Inc. (a)	250,037	17,392,574
Kimball Electronics, Inc. (a)	147,343	1,956,715
Knowles Corp. (a)	552,794	8,435,636
Luna Innovations, Inc. (a)(b)	185,152	1,049,812
Methode Electronics, Inc. Class A	224,764	6,338,345
MTS Systems Corp.	120,087	2,227,614
Napco Security Technolgies, Inc. (a)(b)	72,350	1,908,593
nLIGHT, Inc. (a)(b)	214,556	4,971,263
Novanta, Inc. (a)	212,947	22,078,345
OSI Systems, Inc. (a)	105,754	7,504,304
Par Technology Corp. (a)(b)	99,198	3,051,330
PC Connection, Inc.	68,329	2,985,977
Plexus Corp. (a)	178,842	13,286,172
Powerfleet, Inc. (a)	172,518	772,881
Research Frontiers, Inc. (a)(b)	161,930	547,323
Rogers Corp. (a)	116,075	13,834,979
Sanmina Corp. (a)	416,342	12,357,031
ScanSource, Inc. (a)	156,484	3,591,308
TTM Technologies, Inc. (a)	621,258	7,647,686
Vishay Intertechnology, Inc.	829,269	13,011,231
Vishay Precision Group, Inc. (a)	78,115	1,988,027
Wrap Technologies, Inc. (a)(b)	72,436	709,873
		264,537,888
IT Services - 2.0%
Brightcove, Inc. (a)	245,947	2,602,119
Cardtronics PLC (a)(b)	223,996	5,001,831
Cass Information Systems, Inc.	88,469	3,169,844
Conduent, Inc. (a)(b)	1,026,784	1,961,157
CSG Systems International, Inc.	202,926	8,549,272
Endurance International Group Holdings, Inc. (a)	411,827	2,335,059
EVERTEC, Inc.	374,667	11,633,410
EVO Payments, Inc. Class A (a)	253,213	5,745,403
ExlService Holdings, Inc. (a)	209,648	13,430,051
GreenSky, Inc. Class A (a)(b)	386,484	2,181,702
Grid Dynamics Holdings, Inc. (a)	139,083	929,074
GTT Communications, Inc. (a)(b)	197,486	1,244,162
Hackett Group, Inc.	156,929	2,164,051
i3 Verticals, Inc. Class A (a)	93,305	2,256,115
Information Services Group, Inc. (a)	192,456	394,535
International Money Express, Inc. (a)	88,021	1,186,523
KBR, Inc.	887,020	19,727,325
Limelight Networks, Inc. (a)	726,109	4,552,703
Liveramp Holdings, Inc. (a)	407,516	18,570,504
ManTech International Corp. Class A	169,343	11,782,886
Maximus, Inc.	380,293	28,221,544
MoneyGram International, Inc. (a)(b)	389,260	1,354,625
NIC, Inc.	409,272	8,971,242
Paysign, Inc. (a)	193,015	1,802,760
Perficient, Inc. (a)	203,359	7,973,706
Perspecta, Inc.	866,997	18,553,736
PFSweb, Inc. (a)	87,428	693,304
Priority Technology Holdings, Inc. (a)	36,838	81,044
Repay Holdings Corp. (a)	229,200	5,072,196
ServiceSource International, Inc. (a)	548,968	856,390
StarTek, Inc. (a)	101,634	495,974
Sykes Enterprises, Inc. (a)	243,156	6,677,064
Ttec Holdings, Inc.	112,336	5,331,467
Tucows, Inc. (a)(b)	58,126	3,517,204
Unisys Corp. (a)	385,964	4,589,112
Verra Mobility Corp. (a)	837,404	8,566,643
Virtusa Corp. (a)	179,672	7,294,683
		229,470,420
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	236,949	17,432,338
Alpha & Omega Semiconductor Ltd. (a)	127,834	1,392,112
Ambarella, Inc. (a)	205,066	9,285,388
Amkor Technology, Inc. (a)	620,996	8,442,441
Atomera, Inc. (a)(b)	92,481	983,998
Axcelis Technologies, Inc. (a)	204,074	6,003,857
AXT, Inc. (a)	244,389	1,170,623
Brooks Automation, Inc.	452,531	24,640,313
Cabot Microelectronics Corp.	181,002	27,280,621
Ceva, Inc. (a)	134,958	5,425,312
Cohu, Inc.	253,826	4,779,544
CyberOptics Corp. (a)	43,478	1,710,859
Diodes, Inc. (a)	264,337	13,600,139
DSP Group, Inc. (a)	139,128	2,066,051
FormFactor, Inc. (a)	476,885	13,753,363
GSI Technology, Inc. (a)	94,909	542,879
Ichor Holdings Ltd. (a)	138,320	4,539,662
Impinj, Inc. (a)(b)	104,320	2,461,952
Lattice Semiconductor Corp. (a)	838,233	26,060,664
MACOM Technology Solutions Holdings, Inc. (a)	292,161	12,346,724
MaxLinear, Inc. Class A (a)	415,742	10,539,060
NeoPhotonics Corp. (a)	303,322	2,763,263
NVE Corp.	29,054	1,575,889
Onto Innovation, Inc. (a)	296,453	11,211,852
PDF Solutions, Inc. (a)	178,118	4,378,140
Photronics, Inc. (a)	392,907	4,667,735
Pixelworks, Inc. (a)	235,923	752,594
Power Integrations, Inc.	183,597	22,404,342
Rambus, Inc. (a)	703,736	10,387,143
Semtech Corp. (a)	402,022	22,404,686
Silicon Laboratories, Inc. (a)	269,985	27,136,192
SiTime Corp. (b)	31,022	1,648,819
SMART Global Holdings, Inc. (a)	88,477	2,467,624
SunPower Corp. (a)(b)	476,480	4,445,558
Synaptics, Inc. (a)	211,869	16,953,757
Ultra Clean Holdings, Inc. (a)	247,104	7,435,359
Veeco Instruments, Inc. (a)	303,075	4,097,574
		339,188,427
Software - 5.6%
8x8, Inc. (a)(b)	632,874	10,062,697
A10 Networks, Inc. (a)	385,372	3,113,806
ACI Worldwide, Inc. (a)	712,055	19,075,953
Agilysys, Inc. (a)	113,979	2,389,000
Alarm.com Holdings, Inc. (a)	282,272	19,770,331
Altair Engineering, Inc. Class A (a)(b)	261,370	10,533,211
American Software, Inc. Class A	185,372	3,053,077
AppFolio, Inc. (a)(b)	99,896	13,907,521
Appian Corp. Class A (a)(b)	204,798	10,418,074
Asure Software, Inc. (a)	86,937	560,744
Avaya Holdings Corp. (a)(b)	577,381	7,309,643
Benefitfocus, Inc. (a)	180,395	2,112,425
Blackbaud, Inc.	308,011	19,263,008
BlackLine, Inc. (a)(b)	312,787	27,809,892
Bottomline Technologies, Inc. (a)	270,377	13,048,394
Box, Inc. Class A (a)	918,251	16,482,605
Cerence, Inc. (a)(b)	229,016	9,082,775
ChannelAdvisor Corp. (a)	171,296	3,489,300
Cloudera, Inc. (a)(b)	1,278,205	14,405,370
CommVault Systems, Inc. (a)	260,846	11,498,092
Cornerstone OnDemand, Inc. (a)	379,114	13,462,338
Digimarc Corp. (a)(b)	74,943	1,053,699
Digital Turbine, Inc. (a)	515,083	7,149,352
Domo, Inc. Class B (a)	159,148	5,121,383
Ebix, Inc. (b)	164,303	3,623,703
eGain Communications Corp. (a)	130,916	1,297,378
Envestnet, Inc. (a)(b)	330,979	26,875,495
Forescout Technologies, Inc. (a)	300,047	8,698,363
Globalscape, Inc.	88,278	841,289
GTY Govtech, Inc. (a)(b)	272,027	884,088
Intelligent Systems Corp. (a)(b)	46,561	1,411,730
j2 Global, Inc. (a)(b)	288,847	16,383,402
LivePerson, Inc. (a)(b)	379,406	16,306,870
Majesco (a)	44,925	586,271
MicroStrategy, Inc. Class A (a)	48,103	5,960,924
Mimecast Ltd. (a)	353,501	16,589,802
Mitek Systems, Inc. (a)	254,534	2,611,519
MobileIron, Inc. (a)	601,420	3,746,847
Model N, Inc. (a)	213,086	8,195,288
Onespan, Inc. (a)	207,608	6,464,913
Park City Group, Inc. (a)	79,552	347,642
Ping Identity Holding Corp. (a)	155,948	5,358,373
Progress Software Corp.	279,565	9,745,636
PROS Holdings, Inc. (a)	245,179	8,000,191
Q2 Holdings, Inc. (a)(b)	308,942	29,055,995
QAD, Inc. Class A	71,558	2,827,257
Qualys, Inc. (a)(b)	212,084	26,188,132
Rapid7, Inc. (a)(b)	314,230	18,718,681
Rimini Street, Inc. (a)	131,960	698,068
SailPoint Technologies Holding, Inc. (a)	549,707	17,315,771
Sapiens International Corp. NV	159,770	4,882,571
SeaChange International, Inc. (a)	201,141	315,791
SecureWorks Corp. (a)	56,849	679,914
ShotSpotter, Inc. (a)(b)	51,392	1,184,072
Smith Micro Software, Inc. (a)(b)	218,112	900,803
Sprout Social, Inc. (a)(b)	50,362	1,454,958
SPS Commerce, Inc. (a)	219,563	16,504,551
SurveyMonkey (a)	743,018	17,817,572
Synchronoss Technologies, Inc. (a)(b)	249,505	823,367
TeleNav, Inc. (a)	209,001	1,083,670
Tenable Holdings, Inc. (a)	380,211	12,900,559
Upland Software, Inc. (a)	142,683	4,911,149
Varonis Systems, Inc. (a)	194,022	21,022,284
Verint Systems, Inc. (a)	399,881	17,950,658
Veritone, Inc. (a)	143,388	1,623,152
VirnetX Holding Corp. (b)	393,415	2,033,956
Workiva, Inc. (a)	239,057	13,363,286
Xperi Holding Corp.	669,410	12,343,920
Yext, Inc. (a)(b)	630,796	10,609,989
Zix Corp. (a)	340,914	2,425,603
Zuora, Inc. (a)(b)	609,033	7,089,144
		634,827,287
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	723,264	4,766,310
Avid Technology, Inc. (a)(b)	194,347	1,599,476
Diebold Nixdorf, Inc. (a)(b)	437,388	3,048,594
Eastman Kodak Co. (a)(b)	96,432	2,107,039
Immersion Corp. (a)	111,271	751,079
Intevac, Inc. (a)	145,928	863,894
Quantum Corp. (a)(b)	182,272	792,883
Super Micro Computer, Inc. (a)	277,206	8,400,728
		22,330,003

TOTAL INFORMATION TECHNOLOGY		1,605,479,495

MATERIALS - 4.1%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (b)	99,942	415,759
AdvanSix, Inc. (a)	170,993	2,128,863
AgroFresh Solutions, Inc. (a)(b)	181,502	442,865
American Vanguard Corp.	182,671	2,458,752
Amyris, Inc. (a)(b)	437,366	1,871,926
Balchem Corp.	200,481	20,100,225
Chase Corp.	46,064	4,632,196
Ferro Corp. (a)	507,965	5,938,111
FutureFuel Corp.	161,411	2,127,397
GCP Applied Technologies, Inc. (a)	304,763	6,954,692
H.B. Fuller Co.	320,556	14,534,009
Hawkins, Inc.	60,692	3,127,459
Ingevity Corp. (a)	258,900	15,140,472
Innospec, Inc.	152,690	11,477,707
Intrepid Potash, Inc. (a)	602,710	546,116
Koppers Holdings, Inc. (a)	128,168	3,225,989
Kraton Performance Polymers, Inc. (a)	193,612	2,545,998
Kronos Worldwide, Inc. (b)	137,608	1,546,714
Livent Corp. (a)(b)	915,074	5,737,514
Marrone Bio Innovations, Inc. (a)(b)	435,843	483,786
Minerals Technologies, Inc.	212,011	9,939,076
Orion Engineered Carbons SA	374,398	3,818,860
PolyOne Corp.	568,974	13,598,479
PQ Group Holdings, Inc. (a)	239,532	2,939,058
Quaker Chemical Corp. (b)	82,809	16,064,946
Rayonier Advanced Materials, Inc. (a)	382,894	1,114,222
Sensient Technologies Corp.	264,165	13,792,055
Stepan Co.	134,104	14,644,157
Trecora Resources (a)	151,888	873,356
Tredegar Corp.	166,236	2,639,828
Trinseo SA	237,026	5,143,464
Tronox Holdings PLC	558,500	4,255,770
		194,259,821
Construction Materials - 0.1%
Forterra, Inc. (a)	117,371	1,524,649
Summit Materials, Inc. (a)	734,341	10,809,500
U.S. Concrete, Inc. (a)	100,473	2,493,740
United States Lime & Minerals, Inc.	12,344	1,113,552
		15,941,441
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	180,134	6,266,862
Class B	18,758	737,002
Myers Industries, Inc.	225,977	3,403,214
O-I Glass, Inc.	975,547	10,184,711
Ranpak Holdings Corp. (A Shares) (a)	179,544	1,466,874
UFP Technologies, Inc. (a)	43,175	1,862,570
		23,921,233
Metals & Mining - 1.5%
Alcoa Corp. (a)	1,167,390	15,176,070
Allegheny Technologies, Inc. (a)	790,984	6,873,651
Arconic Rolled Products Corp. (a)	619,090	10,084,976
Caledonia Mining Corp. PLC	70,385	1,613,928
Carpenter Technology Corp.	295,308	6,603,087
Century Aluminum Co. (a)(b)	314,909	2,742,857
Cleveland-Cliffs, Inc. (b)	2,461,256	12,749,306
Coeur d'Alene Mines Corp. (a)	1,509,528	11,970,557
Commercial Metals Co.	740,546	15,314,491
Compass Minerals International, Inc.	211,524	10,775,033
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	410,288	1,801,164
Haynes International, Inc.	77,837	1,429,087
Hecla Mining Co.	3,251,564	17,948,633
Kaiser Aluminum Corp.	97,175	6,019,991
Materion Corp.	126,238	7,248,586
Novagold Resources, Inc. (a)	1,480,246	13,537,656
Olympic Steel, Inc.	57,165	604,806
Ryerson Holding Corp. (a)	99,257	558,817
Schnitzer Steel Industries, Inc. Class A	159,524	2,935,242
SunCoke Energy, Inc.	516,451	1,647,479
TimkenSteel Corp. (a)(b)	281,559	1,033,322
United States Steel Corp. (b)	1,365,813	9,096,315
Warrior Metropolitan Coal, Inc.	319,538	5,087,045
Worthington Industries, Inc.	230,411	8,621,980
		171,474,080
Paper & Forest Products - 0.6%
Boise Cascade Co.	243,988	11,367,401
Clearwater Paper Corp. (a)	100,306	3,703,298
Domtar Corp.	341,597	7,170,121
Louisiana-Pacific Corp.	702,897	22,260,748
Neenah, Inc.	104,001	4,639,485
P.H. Glatfelter Co.	268,930	4,284,055
Schweitzer-Mauduit International, Inc.	193,765	6,303,175
Verso Corp.	216,710	2,646,029
		62,374,312

TOTAL MATERIALS		467,970,887

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	536,668	6,461,483
Agree Realty Corp.	336,878	22,560,720
Alexander & Baldwin, Inc.	456,015	5,390,097
Alexanders, Inc.	13,630	3,431,898
Alpine Income Property Trust, Inc.	45,735	642,119
American Assets Trust, Inc.	320,799	8,661,573
American Finance Trust, Inc.	689,900	5,039,720
Armada Hoffler Properties, Inc.	363,025	3,499,561
Bluerock Residential Growth (REIT), Inc.	155,545	1,126,146
BRT Realty Trust	67,611	697,746
CareTrust (REIT), Inc.	602,451	10,856,167
CatchMark Timber Trust, Inc.	312,843	3,053,348
Chatham Lodging Trust	296,090	1,542,629
CIM Commercial Trust Corp.	65,906	672,241
City Office REIT, Inc.	304,306	2,632,247
Clipper Realty, Inc.	100,822	673,491
Colony Capital, Inc.	3,028,173	5,814,092
Columbia Property Trust, Inc.	716,561	8,570,070
Community Healthcare Trust, Inc.	135,971	6,217,954
CoreCivic, Inc.	752,408	6,703,955
CorEnergy Infrastructure Trust, Inc.	89,109	780,595
CorePoint Lodging, Inc.	247,729	1,384,805
DiamondRock Hospitality Co.	1,255,978	5,802,618
Diversified Healthcare Trust (SBI)	1,483,135	5,776,811
Easterly Government Properties, Inc.	480,932	11,758,787
EastGroup Properties, Inc.	242,918	32,225,502
Essential Properties Realty Trust, Inc.	575,301	9,262,346
Farmland Partners, Inc.	177,127	1,223,948
Four Corners Property Trust, Inc.	444,574	11,203,265
Franklin Street Properties Corp.	662,695	3,479,149
Front Yard Residential Corp. Class B	319,459	2,769,710
Getty Realty Corp.	216,961	6,428,554
Gladstone Commercial Corp.	216,967	3,948,799
Gladstone Land Corp.	127,750	2,054,220
Global Medical REIT, Inc.	268,022	3,186,782
Global Net Lease, Inc.	570,720	9,502,488
Government Properties Income Trust	304,036	7,646,505
Healthcare Realty Trust, Inc.	848,379	24,857,505
Hersha Hospitality Trust	214,269	1,019,920
Hospitality Properties Trust (SBI)	1,025,001	6,867,507
Independence Realty Trust, Inc.	605,692	6,965,458
Industrial Logistics Properties Trust	413,024	8,718,937
Investors Real Estate Trust	76,873	5,557,918
iStar Financial, Inc.	470,220	5,459,254
Jernigan Capital, Inc.	148,252	2,077,011
Kite Realty Group Trust	522,098	5,153,107
Lexington Corporate Properties Trust	1,608,975	18,664,110
LTC Properties, Inc.	247,610	9,198,712
Mack-Cali Realty Corp.	571,846	8,246,019
Monmouth Real Estate Investment Corp. Class A	605,373	8,735,532
National Health Investors, Inc.	270,224	16,753,888
National Storage Affiliates Trust	390,411	12,032,467
New Senior Investment Group, Inc.	522,781	1,777,455
NexPoint Residential Trust, Inc.	138,113	5,280,060
One Liberty Properties, Inc.	104,293	1,769,852
Pebblebrook Hotel Trust	815,010	8,639,106
Physicians Realty Trust	1,283,836	23,160,401
Piedmont Office Realty Trust, Inc. Class A	800,284	12,972,604
Plymouth Industrial REIT, Inc.	98,108	1,301,893
Potlatch Corp.	410,992	17,594,568
Preferred Apartment Communities, Inc. Class A	302,629	2,188,008
PS Business Parks, Inc.	126,998	17,519,374
QTS Realty Trust, Inc. Class A	375,789	27,038,019
Ramco-Gershenson Properties Trust (SBI)	515,013	3,203,381
Retail Opportunity Investments Corp.	725,921	7,890,761
Retail Properties America, Inc.	1,345,856	8,559,644
Retail Value, Inc.	104,530	1,323,350
RLJ Lodging Trust	1,027,715	8,231,997
Ryman Hospitality Properties, Inc.	315,510	10,102,630
Sabra Health Care REIT, Inc.	1,285,266	18,944,821
Safety Income and Growth, Inc.	109,757	5,535,046
Saul Centers, Inc.	78,165	2,400,447
Seritage Growth Properties (a)(b)	216,260	2,013,381
SITE Centers Corp.	962,325	7,053,842
Stag Industrial, Inc.	944,651	30,795,623
Summit Hotel Properties, Inc.	653,602	3,385,658
Sunstone Hotel Investors, Inc.	1,349,282	10,092,629
Tanger Factory Outlet Centers, Inc. (b)	566,917	3,645,276
Terreno Realty Corp.	419,409	25,483,291
The GEO Group, Inc.	738,008	7,845,025
The Macerich Co. (b)	884,828	6,751,238
UMH Properties, Inc.	235,573	2,897,548
Uniti Group, Inc.	1,206,396	11,943,320
Universal Health Realty Income Trust (SBI)	81,439	5,666,526
Urban Edge Properties	734,667	7,699,310
Urstadt Biddle Properties, Inc. Class A	196,241	1,925,124
Washington REIT (SBI)	519,408	11,613,963
Whitestone REIT Class B	269,758	1,780,403
Xenia Hotels & Resorts, Inc.	710,064	5,652,109
		694,667,169
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	28,112	377,544
American Realty Investments, Inc. (a)	11,469	105,974
Cto Realty Growth, Inc.	28,681	1,136,915
Cushman & Wakefield PLC (a)(b)	691,949	7,403,854
eXp World Holdings, Inc. (a)(b)	151,322	3,006,768
Forestar Group, Inc. (a)	105,769	1,830,861
FRP Holdings, Inc. (a)	41,733	1,632,595
Griffin Industrial Realty, Inc.	16,504	811,997
Kennedy-Wilson Holdings, Inc.	755,814	11,216,280
Marcus & Millichap, Inc. (a)(b)	144,791	3,944,107
Maui Land & Pineapple, Inc. (a)	39,623	412,475
Newmark Group, Inc.	894,071	3,638,869
RE/MAX Holdings, Inc.	111,172	3,598,638
Realogy Holdings Corp. (b)	712,874	6,458,638
Redfin Corp. (a)	597,534	24,845,464
Stratus Properties, Inc. (a)	32,193	614,886
Tejon Ranch Co. (a)	133,996	1,922,843
The RMR Group, Inc.	94,938	2,730,417
The St. Joe Co. (a)(b)	204,907	4,223,133
Transcontinental Realty Investors, Inc. (a)	8,524	200,314
		80,112,572

TOTAL REAL ESTATE		774,779,741

UTILITIES - 3.4%
Electric Utilities - 0.8%
Allete, Inc.	324,620	19,249,966
Genie Energy Ltd. Class B	84,949	690,635
MGE Energy, Inc.	217,774	14,444,949
Otter Tail Corp.	250,383	9,577,150
PNM Resources, Inc.	495,592	20,928,850
Portland General Electric Co.	560,338	24,727,716
Spark Energy, Inc. Class A,	74,645	563,570
		90,182,836
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. Class A	203,192	9,258,134
Chesapeake Utilities Corp.	101,158	8,546,839
New Jersey Resources Corp. (b)	594,275	18,458,182
Northwest Natural Holding Co.	190,153	10,171,284
ONE Gas, Inc.	327,252	24,772,976
RGC Resources, Inc.	45,588	1,057,642
South Jersey Industries, Inc.	577,661	13,476,831
Southwest Gas Holdings, Inc.	343,718	23,936,522
Spire, Inc. (b)	312,466	19,266,654
		128,945,064
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	619,874	1,214,952
Clearway Energy, Inc.:
Class A	148,268	3,396,820
Class C	557,664	13,685,075
Ormat Technologies, Inc.	249,236	14,829,542
Sunnova Energy International, Inc.	202,109	5,054,746
Terraform Power, Inc.	548,059	10,604,942
		48,786,077
Multi-Utilities - 0.5%
Avista Corp. (b)	419,226	15,565,861
Black Hills Corp.	392,609	22,716,357
NorthWestern Energy Corp. (b)	316,788	17,822,493
Unitil Corp.	92,645	3,997,632
		60,102,343
Water Utilities - 0.5%
American States Water Co.	229,565	17,648,957
Artesian Resources Corp. Class A	50,152	1,759,332
Cadiz, Inc. (a)(b)	132,345	1,405,504
California Water Service Group	303,526	14,226,264
Consolidated Water Co., Inc.	93,358	1,145,503
Global Water Resources, Inc.	73,827	767,063
Middlesex Water Co.	106,309	6,810,155
Pure Cycle Corp. (a)	130,955	1,182,524
SJW Corp.	164,913	10,300,466
York Water Co.	81,447	3,771,811
		59,017,579

TOTAL UTILITIES		387,033,899

TOTAL COMMON STOCKS
(Cost $11,481,268,926)		11,290,043,701
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $1,359,512)	1,360,000	1,359,662
	Shares	Value

Money Market Funds - 13.0%
Fidelity Cash Central Fund 0.14% (f)	35,032,036	$35,042,545
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	1,438,002,847	1,438,146,647
TOTAL MONEY MARKET FUNDS
(Cost $1,473,169,011)		1,473,189,192
TOTAL INVESTMENT IN SECURITIES - 112.5%
(Cost $12,955,797,449)		12,764,592,555
NET OTHER ASSETS (LIABILITIES) - (12.5)%(h)		(1,422,006,844)
NET ASSETS - 100%		$11,342,585,711

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	645	Sept. 2020	$47,659,050	$2,649,043	$2,649,043

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,128,113 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,359,662.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $2,829,842 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,227
Fidelity Securities Lending Cash Central Fund	7,727,254
Total	$7,760,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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